LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.79%
•Fannie Mae Connecticut Avenue Securities
Series 2014-C04 1M2 9.75% (LIBOR01M + 4.90%) 11/25/24	1,056,276	$ 1,101,710
Series 2021-R01 1M2 6.11% (SOFR30A + 1.55%) 10/25/41	1,200,000	1,167,041
Fannie Mae REMICs
*•Series 2010-100 SV 1.78% (6.63% minus LIBOR01M) 9/25/40	1,155,301	135,654
*Series 2012-101 BI 4.00% 9/25/27	30,697	798
*•Series 2013-124 SB 1.10% (6.95% minus LIBOR01M) 12/25/43	223,197	23,814
*•Series 2013-54 BS 1.30% (6.15% minus LIBOR01M) 6/25/43	74,190	8,869
Series 2015-65 CZ 3.50% 9/25/45	912,429	779,239
*•Series 2016-61 BS 1.25% (6.10% minus LIBOR01M) 9/25/46	1,439,370	113,005
*•Series 2017-76 SB 1.25% (6.10% minus LIBOR01M) 10/25/57	1,162,529	135,339
*•Series 2017-85 SC 1.35% (6.20% minus LIBOR01M) 11/25/47	242,683	22,569
Series 2020-47 GZ 2.00% 7/25/50	845,194	524,726
Series 2020-56 AQ 2.00% 8/25/50	2,600,000	2,157,876
*Series 2020-56 DI 2.50% 8/25/50	948,188	149,197
*Series 2021-1 IG 2.50% 2/25/51	1,809,615	328,979
*Series 2021-3 QI 2.50% 2/25/51	2,109,569	325,075
*Series 2021-61 KI 2.50% 4/25/49	3,537,518	484,873
Freddie Mac REMICS
*•Series 3973 SA 1.81% (6.49% minus LIBOR01M) 12/15/41	570,543	70,098
Series 4793 CB 3.00% 5/15/48	672,845	621,342
Series 4793 CD 3.00% 6/15/48	442,113	408,172
Series 4813 CJ 3.00% 8/15/48	355,004	334,637
*Series 5010 IK 2.50% 9/25/50	480,108	71,095
*Series 5010 JI 2.50% 9/25/50	1,219,630	192,809
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICS (continued)
*Series 5013 IN 2.50% 9/25/50	494,767	$ 78,663
*Series 5018 MI 2.00% 10/25/50	1,113,552	143,938
*Series 5059 IB 2.50% 1/25/51	1,739,070	276,607
*Series 5140 NI 2.50% 5/25/49	1,908,612	266,719
*Series 5148 BI 2.50% 1/25/49	3,864,064	535,163
*Series 5148 CI 2.00% 6/25/49	1,855,953	220,404
Series 5224 HL 4.00% 4/25/52	1,700,000	1,596,050
•Freddie Mac STACR REMIC Trust
Series 2021-DNA6 M2 6.06% (SOFR30A + 1.50%) 10/25/41	3,250,000	3,095,683
Series 2022-DNA2 M1A 5.86% (SOFR30A + 1.30%) 2/25/42	3,325,377	3,295,191
Series 2022-DNA2 M1B 6.96% (SOFR30A + 2.40%) 2/25/42	4,680,000	4,546,585
Series 2022-DNA3 M1B 7.46% (SOFR30A + 2.90%) 4/25/42	3,470,000	3,447,582
*•Freddie Mac Strips
Series 334 S7 1.42% (6.10% minus LIBOR01M) 8/15/44	869,397	97,556
Series 353 S1 1.32% (6.00% minus LIBOR01M) 12/15/46	373,708	38,018
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2021-DNA2 M2 6.86% (SOFR30A + 2.30%) 8/25/33	1,180,000	1,163,154
GNMA
PT 2.50% 10/20/51	1,178,710	1,012,711
*•Series 2007-51 SG 1.82% (6.58% minus LIBOR01M) 8/20/37	139,163	15,556
*Series 2013-53 OI 3.50% 4/20/43	676,137	70,802
*•Series 2016-135 SB 1.37% (6.58% minus LIBOR01M) 10/16/46	302,132	46,564
*•Series 2016-21 ST 1.39% (6.15% minus LIBOR01M) 2/20/46	1,205,578	147,599
*Series 2016-84 IG 4.50% 11/16/45	1,818,867	334,989
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA (continued)
*+•Series 2017-H22 IC 0.00% 11/20/67	1,326,751	$ 50,718
•Series 2018-H13 FC 4.87% (LIBOR01M + 0.30%) 7/20/68	377,562	372,444
*Series 2020-123 IL 2.50% 8/20/50	394,850	52,287
*Series 2020-123 NI 2.50% 8/20/50	1,193,240	159,887
*Series 2020-127 IN 2.50% 8/20/50	543,893	73,850
*Series 2020-129 IE 2.50% 9/20/50	483,259	65,065
*Series 2020-160 IH 2.50% 10/20/50	331,840	46,015
*Series 2020-160 VI 2.50% 10/20/50	484,737	66,685
*Series 2020-160 YI 2.50% 10/20/50	1,725,583	230,851
*Series 2020-173 MI 2.50% 11/20/50	7,530,748	988,326
*Series 2020-181 WI 2.00% 12/20/50	3,804,236	414,522
*Series 2020-47 MI 3.50% 4/20/50	1,067,511	178,505
*Series 2020-47 NI 3.50% 4/20/50	362,553	61,355
•Series 2020-H12 F 5.07% (LIBOR01M + 0.50%) 7/20/70	99,296	97,605
•Series 2020-H13 FA 5.02% (LIBOR01M + 0.45%) 7/20/70	389,705	381,560
•Series 2020-H13 FC 5.02% (LIBOR01M + 0.45%) 7/20/70	101,985	99,932
*Series 2021-191 NI 3.00% 10/20/51	650,598	107,490
*Series 2021-29 TI 2.50% 2/20/51	1,876,055	343,115
Series 2022-139 AL 4.00% 7/20/51	2,000,000	1,898,513
Total Agency Collateralized Mortgage Obligations (Cost $36,706,752)		35,275,176
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.78%
Fannie Mae-Aces
•Series 2013-M6 1AC 3.35% 2/25/43	48,737	46,424
Series 2016-M11 AL 2.94% 7/25/39	149,317	142,357
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae-Aces (continued)
Series 2018-M15 1A2 3.70% 1/25/36	1,200,000	$ 1,138,917
•Series 2018-M9 APT2 3.11% 4/25/28	82,729	78,698
•Series 2019-M23 3A3 2.72% 10/25/31	550,257	487,790
Series 2019-M4 A2 3.61% 2/25/31	323,767	308,489
Series 2019-M5 A2 3.27% 2/25/29	630,411	597,728
Series 2019-M6 A2 3.45% 1/1/29	405,792	390,078
Series 2020-M6 A 2.50% 10/25/37	173,528	152,419
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 X1 0.91% 8/25/26	26,400,352	679,384
Series K094 X1 0.88% 6/25/29	2,980,607	130,670
Series K094 XAM 1.15% 6/25/29	4,850,000	295,882
Series K095 XAM 1.24% 6/25/29	1,200,000	78,032
Series K101 X1 0.84% 10/25/29	1,190,248	52,505
Series K104 XAM 1.39% 1/25/30	2,500,000	195,342
Series K105 X1 1.52% 1/25/30	2,992,035	246,681
Series K110 X1 1.70% 4/25/30	5,974,497	540,337
Series K115 X1 1.33% 6/25/30	1,994,315	149,197
Series K116 X1 1.42% 7/25/30	4,876,136	383,811
Series K124 X1 0.72% 12/25/30	1,994,179	86,944
Series K133 X1 0.35% 9/25/31	15,356,171	372,531
Series K142 X1 0.30% 3/25/32	6,797,381	155,125
Series K143 X1 0.34% 4/25/55	6,995,024	186,405
Series K145 X1 0.32% 6/25/55	7,492,921	190,349
Series K147 X1 0.36% 6/25/32	9,992,240	293,065
Series K149 X1 0.26% 8/25/32	10,990,928	253,199
Series K-151 X1 0.18% 10/25/32	19,998,723	349,420
Series K-1511 X1 0.78% 3/25/34	2,471,148	141,718

LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Freddie Mac Multifamily Structured Pass Through Certificates (continued)
Series K-1520 X1 0.47% 2/25/36	4,987,620	$ 198,302
Series K737 X1 0.64% 10/25/26	8,340,562	146,401
Series K741 X1 0.57% 12/25/27	2,991,763	65,301
Series K742 X1 0.78% 3/25/28	6,195,355	162,933
Series K743 X1 0.93% 5/25/28	3,996,389	156,891
Series KC05 X1 1.21% 6/25/27	1,521,882	45,514
GNMA
• BE 3.00% 10/16/64	1,200,000	890,008
•Series 2013-107 AD 2.84% 11/16/47	459,562	425,752
*•Series 2013-50 IO 0.06% 10/16/48	4,593,825	10,178
*•Series 2013-74 IO 0.45% 12/16/53	5,936,578	61,152
•Series 2014-17 AM 3.54% 6/16/48	3,945	3,822
*•Series 2016-128 IO 0.74% 9/16/56	5,553,110	220,388
*•Series 2017-145 IO 0.51% 4/16/57	1,615,457	52,479
*•Series 2017-157 IO 0.50% 12/16/59	929,483	34,013
*•Series 2017-8 IO 0.45% 8/16/58	1,209,009	32,711
Series 2020-103 AD 1.45% 1/16/63	2,419,893	1,933,712
*•Series 2020-109 AI 0.84% 5/16/60	2,141,467	129,634
*•Series 2020-184 IO 0.91% 11/16/60	2,847,945	196,123
*•Series 2021-110 IO 0.87% 11/16/63	4,774,842	333,326
*•Series 2021-133 IO 0.88% 7/16/63	5,367,694	374,536
*•Series 2021-37 IO 0.80% 1/16/61	2,883,140	171,285
*•Series 2021-60 IO 0.83% 5/16/63	2,284,954	145,738
*•Series 2021-68 IO 0.87% 10/16/62	2,736,467	179,117
*•Series 2022-210 IO 0.69% 7/16/64	1,495,878	103,902
*•Series 2022-216 IO 0.75% 7/16/65	1,497,314	101,498
•Series 2022-220 E 3.00% 10/16/64	800,000	609,654
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GNMA (continued)
*•Series 2022-3 IO 0.64% 2/16/61	6,752,683	$ 341,857
*•Series 2022-59 IO 0.57% 2/16/62	3,439,700	176,982
Total Agency Commercial Mortgage-Backed Securities (Cost $19,446,831)		15,426,706
AGENCY MORTGAGE-BACKED SECURITIES–31.48%
Fannie Mae Grantor Trust 2.90% 6/25/27	238,393	224,813
Fannie Mae S.F. 10 yr
•2.15% 2/1/32	2,170,772	1,845,791
2.93% 6/1/30	738,772	690,652
3.20% 2/1/29	179,177	170,175
3.25% 5/1/29	505,049	481,002
3.45% 3/1/29	438,583	422,502
3.52% 6/1/32	100,000	94,662
3.56% 7/1/32	200,000	189,790
3.67% 6/1/32	98,918	95,164
3.73% 6/1/32	100,000	96,606
3.83% 7/1/32	200,000	194,204
3.84% 7/1/32	200,000	193,967
3.86% 7/1/32	99,005	96,575
3.88% 7/1/32	99,066	96,773
3.90% 6/1/32	100,000	97,433
4.06% 7/1/32	99,099	98,081
4.11% 7/1/32	100,000	99,029
4.13% 7/1/32	100,000	98,829
4.19% 7/1/32	100,000	99,539
4.34% 7/1/32	100,000	100,371
4.36% 2/1/33	700,000	705,370
4.42% 3/1/33	700,000	708,604
4.58% 1/1/33	200,000	204,878
4.69% 1/1/33	299,765	309,380
4.70% 3/1/33	800,000	828,473
4.87% 3/1/33	100,000	104,883
Fannie Mae S.F. 15 yr
2.95% 7/1/27	1,390,234	1,325,483
3.16% 5/1/29	379,403	357,640
3.50% 4/1/32	1,744,444	1,698,855
3.85% 8/1/32	300,000	285,566
3.89% 7/1/32	1,100,000	1,050,771
3.90% 8/1/32	100,000	95,574
4.06% 7/1/32	400,000	387,236
4.37% 11/1/32	500,000	503,879
4.41% 12/1/32	500,000	505,572
4.44% 11/1/32	200,000	202,546
Fannie Mae S.F. 20 yr
2.00% 6/1/41	339,420	293,433
2.00% 9/1/41	92,037	79,572
2.00% 10/1/41	903,414	776,462
2.00% 11/1/41	179,398	153,743

LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr (continued)
2.00% 12/1/41	1,643,635	$ 1,407,580
2.00% 3/1/42	92,999	79,359
2.50% 9/1/36	392,558	358,991
2.50% 3/1/38	1,174,845	1,074,381
2.50% 3/1/41	728,899	650,223
2.50% 4/1/41	1,675,074	1,494,265
2.50% 5/1/41	1,276,989	1,139,140
2.50% 11/1/41	358,182	319,513
3.00% 7/1/35	326,689	307,018
3.00% 2/1/36	794,369	744,558
3.00% 4/1/36	598,726	561,185
3.00% 7/1/36	1,297,034	1,215,692
3.00% 8/1/36	2,133,701	1,999,882
3.00% 10/1/36	1,432,214	1,342,381
3.00% 4/1/38	515,454	485,757
3.00% 6/1/38	682,573	639,788
3.00% 9/1/40	137,782	126,333
3.00% 1/1/41	226,660	210,984
3.00% 3/1/42	356,046	326,639
3.00% 5/1/42	283,528	257,867
3.00% 6/1/42	1,236,914	1,124,789
3.50% 12/1/34	402,158	391,665
3.50% 1/1/35	248,413	241,931
3.50% 2/1/37	174,819	168,527
3.50% 3/1/37	101,021	98,388
3.50% 12/1/37	204,577	197,211
3.50% 8/1/39	158,120	152,436
3.50% 2/1/40	678,034	648,531
3.50% 4/1/42	187,766	178,202
Fannie Mae S.F. 30 yr
1.50% 3/1/51	2,815,581	2,215,668
2.00% 8/1/50	209,424	175,561
2.00% 9/1/50	2,575,840	2,137,834
2.00% 10/1/50	1,452,444	1,206,330
2.00% 1/1/51	495,548	411,770
2.00% 2/1/51	6,485,873	5,396,706
2.00% 3/1/51	4,904,200	4,080,044
2.00% 4/1/51	2,297,870	1,915,931
2.00% 5/1/51	1,554,952	1,288,940
2.00% 8/1/51	1,704,549	1,412,964
2.00% 10/1/51	2,600,000	2,162,024
2.00% 11/1/51	639,535	529,744
2.00% 12/1/51	562,375	463,310
2.00% 1/1/52	2,706,377	2,244,580
2.00% 2/1/52	928,097	773,788
2.00% 3/1/52	2,100,000	1,742,386
2.50% 6/1/50	386,675	336,508
2.50% 9/1/50	544,865	471,319
2.50% 10/1/50	2,550,723	2,222,510
2.50% 11/1/50	599,604	523,256
2.50% 12/1/50	232,140	202,162
2.50% 1/1/51	1,406,706	1,225,829
2.50% 2/1/51	946,868	824,862
2.50% 3/1/51	471,816	413,169
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
2.50% 4/1/51	235,732	$ 206,521
2.50% 5/1/51	1,387,600	1,207,570
2.50% 6/1/51	1,159,665	1,014,358
2.50% 7/1/51	2,218,059	1,938,723
2.50% 8/1/51	1,065,555	930,338
2.50% 9/1/51	1,145,844	1,002,635
2.50% 10/1/51	3,356,722	2,924,124
2.50% 11/1/51	519,236	453,868
2.50% 12/1/51	181,929	158,310
2.50% 1/1/52	3,200,592	2,785,181
2.50% 2/1/52	5,777,698	5,022,323
2.50% 3/1/52	1,346,045	1,169,782
2.50% 4/1/52	90,573	78,712
2.50% 7/1/61	4,953,354	4,141,770
2.50% 9/1/61	1,484,407	1,241,189
3.00% 6/1/43	112,385	103,648
3.00% 7/1/43	270,224	249,439
3.00% 10/1/43	264,680	244,418
3.00% 1/1/45	263,420	242,965
3.00% 9/1/46	61,306	56,250
3.00% 10/1/46	936,523	857,719
3.00% 12/1/46	550,988	505,574
3.00% 1/1/47	6,821,131	6,260,480
3.00% 2/1/47	2,515,521	2,312,374
3.00% 11/1/48	360,357	332,373
3.00% 4/1/50	1,716,875	1,555,801
3.00% 11/1/50	156,760	142,775
3.00% 6/1/51	235,634	215,326
3.00% 8/1/51	1,943,975	1,775,248
3.00% 10/1/51	413,020	375,837
3.00% 11/1/51	2,386,458	2,168,556
3.00% 12/1/51	809,957	736,777
3.00% 1/1/52	1,910,563	1,725,698
3.00% 2/1/52	850,838	770,443
3.00% 3/1/52	7,277,540	6,594,225
3.00% 6/1/52	765,943	689,340
3.50% 12/1/42	111,224	106,108
3.50% 3/1/43	895,352	857,106
3.50% 8/1/44	355,900	337,836
3.50% 11/1/44	8,408,955	7,967,840
3.50% 2/1/45	117,565	112,161
3.50% 12/1/46	1,160,868	1,107,451
3.50% 2/1/47	305,716	288,636
3.50% 5/1/47	2,604,042	2,461,738
3.50% 6/1/47	275,795	260,728
3.50% 9/1/47	2,944,664	2,783,986
3.50% 10/1/47	124,182	117,253
3.50% 11/1/48	3,630,736	3,427,861
3.50% 6/1/50	123,343	116,228
3.50% 12/1/51	265,705	249,904
3.50% 1/1/52	914,698	859,071
3.50% 4/1/52	191,249	178,591
3.50% 5/1/52	3,969,359	3,724,698
3.50% 6/1/52	287,205	265,563

LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 11/1/42	668,315	$ 656,399
4.00% 10/1/44	8,073,899	7,929,934
4.00% 2/1/47	147,306	143,622
4.00% 5/1/47	1,005,767	977,687
4.00% 6/1/48	126,775	123,579
4.00% 1/1/49	735,252	715,073
4.00% 5/1/52	95,675	92,196
4.00% 8/1/56	5,076,819	4,955,849
4.00% 6/1/57	1,088,047	1,057,681
4.27% 10/1/32	596,368	595,249
4.50% 6/1/38	742,749	745,572
4.50% 6/1/39	674,041	676,121
4.50% 10/1/41	378,835	380,989
4.50% 1/1/42	1,566,525	1,575,444
4.50% 10/1/43	772,691	777,082
4.50% 3/1/44	4,726	4,695
4.50% 8/1/44	1,204,442	1,211,280
4.50% 3/1/46	1,045,933	1,045,416
4.50% 5/1/46	50,909	50,884
4.50% 6/1/48	383,387	383,169
4.50% 7/1/48	499,038	498,423
4.50% 8/1/48	814,595	811,951
4.50% 10/1/48	29,595	29,559
4.50% 11/1/48	424,504	422,766
4.50% 9/1/49	2,424,609	2,416,744
4.50% 11/1/52	1,690,331	1,648,547
4.50% 9/1/57	1,329,271	1,308,875
4.50% 8/1/58	1,403,795	1,382,257
4.50% 1/1/59	139,524	137,383
5.00% 4/1/37	10,619	10,858
5.00% 9/1/48	966,294	986,785
5.00% 9/1/49	1,218,448	1,235,648
5.00% 8/1/52	195,327	194,959
5.50% 5/1/34	267,814	276,328
5.50% 9/1/36	356,712	368,112
5.50% 1/1/38	1,085,421	1,120,108
5.50% 1/1/39	403,226	416,125
5.50% 3/1/40	715,233	738,103
5.50% 3/1/41	361,165	372,710
5.50% 6/1/41	245,836	255,228
5.50% 7/1/41	784,422	809,523
5.50% 4/1/53	1,100,000	1,108,666
6.00% 10/1/39	420,166	436,852
6.00% 7/1/41	986,032	1,027,040
6.00% 1/1/53	477,285	490,118
6.50% 11/1/52	484,726	506,015
6.50% 1/1/53	2,452,437	2,553,352
6.50% 2/1/53	695,390	717,580
Fannie Mae S.F. 30 yr TBA
1.50% 4/1/53	600,000	0
2.00% 4/1/53	33,400,000	27,610,183
2.50% 4/1/53	32,300,000	27,838,562
3.00% 4/1/53	31,900,000	28,622,580
3.50% 4/1/53	23,500,000	21,835,722
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.00% 4/1/53	15,700,000	$ 15,015,638
4.50% 4/1/53	13,400,000	13,129,264
5.00% 4/1/53	7,700,000	7,679,547
5.50% 4/1/53	2,500,000	1,515,146
6.50% 4/1/53	1,000,000	1,031,094
•Freddie Mac ARM
2.88% (LIBOR12M + 1.62%) 11/1/47	1,190,298	1,152,182
3.01% (LIBOR12M + 1.63%) 11/1/48	3,328,370	3,182,695
3.10% (LIBOR12M + 1.62%) 2/1/50	1,856,085	1,795,344
Freddie Mac S.F. 15 yr
3.00% 9/1/32	146,352	139,950
3.00% 10/1/32	132,061	126,280
3.00% 10/1/33	90,491	86,264
3.00% 12/1/33	28,428	27,026
Freddie Mac S.F. 20 yr
1.50% 10/1/41	3,552,749	2,914,988
1.50% 11/1/41	453,617	372,187
2.00% 9/1/41	3,589,794	3,085,344
2.00% 12/1/41	1,008,567	866,834
2.00% 1/1/42	1,753,832	1,516,295
2.00% 8/1/42	193,707	166,068
2.50% 4/1/41	153,129	136,598
3.00% 6/1/36	70,075	65,677
3.00% 5/1/42	94,444	85,911
3.50% 1/1/38	1,321,629	1,273,178
4.50% 8/1/23	82,028	81,454
Freddie Mac S.F. 30 yr
1.50% 2/1/51	877,632	690,909
1.50% 11/1/51	33,102	25,872
1.50% 1/1/52	566,897	443,065
2.00% 11/1/50	1,134,488	949,637
2.00% 1/1/51	159,516	132,323
2.00% 2/1/51	4,172,555	3,489,268
2.00% 3/1/51	2,248,921	1,873,905
2.00% 4/1/51	700,556	588,373
2.00% 5/1/51	6,638,372	5,507,028
2.00% 6/1/51	1,227,504	1,018,499
2.00% 8/1/51	1,154,485	956,508
2.00% 11/1/51	471,398	390,777
2.00% 2/1/52	1,072,691	889,110
2.50% 7/1/50	1,812,118	1,574,907
2.50% 10/1/50	1,391,629	1,218,710
2.50% 11/1/50	4,692,695	4,109,086
2.50% 12/1/50	3,847,177	3,363,234
2.50% 1/1/51	49,473	43,232
2.50% 2/1/51	1,970,334	1,726,538
2.50% 3/1/51	77,331	67,928
2.50% 5/1/51	166,663	146,878
2.50% 7/1/51	452,890	393,406
2.50% 8/1/51	3,635,183	3,175,428
2.50% 9/1/51	625,621	546,108

LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
2.50% 10/1/51	96,127	$ 83,868
2.50% 11/1/51	8,663,701	7,575,981
2.50% 1/1/52	13,162,392	11,471,992
2.50% 2/1/52	1,399,837	1,220,529
2.50% 3/1/52	92,709	80,656
2.50% 4/1/52	9,976,694	8,641,813
3.00% 1/1/47	2,509,114	2,298,873
3.00% 9/1/48	40,439	36,971
3.00% 9/1/49	487,518	445,293
3.00% 11/1/49	485,487	441,824
3.00% 1/1/50	46,128	41,962
3.00% 2/1/51	172,133	155,786
3.00% 6/1/51	734,720	667,518
3.00% 10/1/51	559,242	506,701
3.00% 11/1/51	430,906	384,239
3.00% 1/1/52	377,221	341,370
3.00% 2/1/52	188,542	169,699
3.00% 3/1/52	500,000	445,156
3.00% 4/1/52	288,448	261,688
3.00% 5/1/52	1,392,558	1,216,856
3.00% 6/1/52	707,442	618,182
3.50% 5/1/52	2,278,786	2,105,627
4.00% 9/1/32	300,000	292,145
4.00% 8/1/44	15,335	14,805
4.00% 5/1/45	9,969	9,729
4.00% 10/1/45	15,534	15,151
4.00% 11/1/45	12,671	12,360
4.00% 7/1/49	7,117,451	6,923,192
4.00% 8/1/52	5,100,000	4,756,545
4.00% 3/1/53	599,999	559,593
4.30% 12/1/32	1,997,126	1,977,655
4.50% 10/1/35	165,371	166,115
4.50% 1/1/51	93,084	91,869
4.50% 7/1/52	1,084,670	1,060,391
4.50% 8/1/52	197,320	194,532
4.50% 9/1/52	999,999	953,281
4.50% 11/1/52	3,092,172	2,990,659
4.50% 12/1/52	92,874	88,535
5.00% 1/1/49	12,665	12,867
5.00% 7/1/52	2,927,020	2,928,925
5.00% 11/1/52	1,199,999	1,168,545
5.00% 1/1/53	2,000,001	1,947,579
5.50% 2/1/53	234,214	232,769
5.50% 4/1/53	765,786	761,060
6.00% 12/1/52	2,169,506	2,227,724
6.50% 1/1/53	696,776	718,737
6.50% 2/1/53	399,701	412,387
6.50% 3/1/53	99,909	103,217
GNMA I S.F. 30 yr
2.50% 1/20/51	454,991	402,186
3.00% 9/15/42	487,012	454,550
3.00% 10/15/42	45,452	42,310
3.50% 5/15/50	337,096	325,087
4.00% 3/15/50	32,224	30,728
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr
2.00% 12/20/50	1,659,037	$ 1,401,107
2.00% 1/20/51	150,079	128,154
2.00% 2/20/51	6,630,500	5,657,375
2.00% 3/20/51	1,864,511	1,553,894
2.00% 7/20/51	1,528,669	1,303,348
2.00% 10/20/51	716,967	610,519
2.50% 10/20/49	976,175	865,233
2.50% 12/20/50	1,235,371	1,074,145
2.50% 2/20/51	11,578,764	10,234,971
2.50% 3/20/51	8,350,602	7,351,165
2.50% 4/20/51	8,646,058	7,644,579
2.50% 5/20/51	398,593	344,837
2.50% 9/20/51	3,744,594	3,269,020
2.50% 11/20/51	447,798	394,188
2.50% 8/20/52	95,743	84,275
2.50% 9/20/52	482,748	424,942
2.50% 2/20/53	1,195,768	1,052,421
3.00% 1/20/46	64,465	58,721
3.00% 8/20/46	471,037	436,030
3.00% 11/20/46	247,689	229,280
3.00% 2/20/47	86,519	79,982
3.00% 4/20/47	43,119	39,846
3.00% 9/20/47	324,773	299,499
3.00% 2/20/48	4,751	4,377
3.00% 1/20/50	939,187	855,955
3.00% 3/20/50	806,133	714,251
3.00% 2/20/51	10,128,758	9,307,238
3.00% 5/20/51	69,779	63,856
3.00% 7/20/51	824,752	754,478
3.00% 9/20/51	4,365,566	3,990,909
3.00% 10/20/51	769,133	702,881
3.00% 11/20/51	1,024,070	936,789
3.00% 1/20/52	187,403	169,877
3.00% 2/20/52	2,988,924	2,731,403
3.00% 3/20/52	2,138,120	1,939,770
3.00% 4/20/52	2,882,153	2,563,070
3.50% 3/20/45	10,370	9,869
3.50% 1/20/46	163,774	156,119
3.50% 3/20/46	780,011	741,678
3.50% 4/20/46	510,692	485,677
3.50% 5/20/46	207,357	197,363
3.50% 6/20/46	347,500	330,842
3.50% 7/20/46	212,916	202,486
3.50% 9/20/46	66,793	63,563
3.50% 9/20/47	2,752,289	2,624,224
3.50% 10/20/47	525,750	499,380
3.50% 9/20/48	7,217,301	6,820,684
3.50% 10/20/49	106,764	99,950
3.50% 2/20/50	152,094	142,564
3.50% 3/20/52	480,910	446,024
3.50% 4/20/52	3,263,742	3,059,203
3.50% 6/20/52	476,599	437,393
3.50% 12/20/52	1,978,297	1,850,831
4.00% 10/20/44	35,747	35,240

LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 8/20/46	655,344	$ 638,966
4.00% 2/20/47	189,051	184,376
4.00% 6/20/47	1,672,732	1,633,020
4.00% 9/20/47	1,017,131	995,494
4.00% 11/20/47	525,360	512,882
4.00% 12/20/47	221,361	216,104
4.00% 2/20/48	659,349	642,138
4.00% 3/20/48	364,447	355,793
4.00% 4/20/48	155,336	151,599
4.00% 8/20/48	632,533	616,340
4.00% 9/20/48	180,941	175,602
4.00% 10/20/49	131,988	129,047
4.00% 11/20/49	954,450	922,497
4.00% 1/20/50	126,194	124,669
4.00% 2/20/50	669,608	653,183
4.00% 3/20/50	59,927	59,197
4.00% 4/20/50	480,715	466,440
4.50% 7/20/32	365	361
4.50% 6/20/34	773	783
4.50% 2/20/40	2,540	2,572
4.50% 8/20/45	3,455	3,492
4.50% 8/20/47	278,864	278,767
4.50% 4/20/48	502,260	501,594
4.50% 6/20/48	11,360	11,335
4.50% 7/20/48	9,890	9,840
4.50% 8/20/48	2,096,064	2,089,834
4.50% 10/20/48	437,416	435,936
4.50% 12/20/48	726,056	715,097
4.50% 1/20/49	133,902	133,369
4.50% 2/20/50	1,224,038	1,217,432
4.50% 3/20/50	174,089	173,245
4.50% 5/20/50	1,889,569	1,878,950
4.50% 11/20/50	912,332	898,598
4.50% 12/20/50	215,600	214,826
5.00% 5/20/48	184,367	187,293
5.00% 10/20/48	336,175	341,315
5.00% 11/20/48	384,471	390,722
5.00% 12/20/48	551,616	559,449
5.00% 1/20/49	363,777	369,216
5.00% 4/20/49	263,947	267,281
5.00% 12/20/51	81,210	81,746
5.00% 10/20/52	1,087,095	1,089,063
5.00% 1/20/53	1,192,053	1,210,168
5.00% 2/20/53	998,622	1,010,408
5.50% 11/20/52	2,380,823	2,403,664
GNMA II S.F. 30 yr TBA
2.00% 4/20/53	3,600,000	3,058,073
2.50% 4/1/53	2,700,000	2,376,000
3.00% 4/1/53	4,200,000	3,825,584
3.50% 4/1/53	4,900,000	4,593,559
4.00% 4/1/53	8,300,000	7,990,727
4.50% 4/1/53	8,100,000	7,978,112
5.00% 4/1/53	10,000,000	10,012,500
5.50% 4/1/53	7,900,000	7,989,338
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr TBA (continued)
6.00% 4/1/53	1,300,000	$ 1,324,223
Total Agency Mortgage-Backed Securities (Cost $645,571,128)		619,514,100
CORPORATE BONDS–38.12%
Aerospace & Defense–1.55%
Boeing Co.
2.70% 2/1/27	220,000	202,677
2.80% 3/1/27	320,000	293,158
3.10% 5/1/26	250,000	236,788
3.20% 3/1/29	1,090,000	995,744
3.25% 2/1/35	3,280,000	2,677,984
3.75% 2/1/50	420,000	317,866
4.88% 5/1/25	3,320,000	3,313,649
5.15% 5/1/30	2,600,000	2,616,255
5.71% 5/1/40	1,290,000	1,304,973
5.81% 5/1/50	2,610,000	2,627,401
5.93% 5/1/60	740,000	739,116
General Dynamics Corp.
4.25% 4/1/40	60,000	56,655
4.25% 4/1/50	660,000	617,351
L3Harris Technologies, Inc. 4.85% 4/27/35	580,000	572,414
Lockheed Martin Corp.
4.15% 6/15/53	2,080,000	1,890,813
4.50% 5/15/36	840,000	830,466
Northrop Grumman Corp.
2.93% 1/15/25	1,600,000	1,549,239
3.25% 1/15/28	660,000	627,108
5.25% 5/1/50	4,450,000	4,607,627
Raytheon Technologies Corp.
2.25% 7/1/30	750,000	642,456
3.13% 7/1/50	2,000,000	1,491,128
3.95% 8/16/25	980,000	968,650
4.13% 11/16/28	1,290,000	1,271,446
		30,450,964
Agriculture–0.67%
Altria Group, Inc.
2.35% 5/6/25	230,000	218,359
2.45% 2/4/32	1,730,000	1,361,820
3.40% 2/4/41	800,000	565,612
4.40% 2/14/26	1,370,000	1,359,268
4.80% 2/14/29	117,000	116,068
5.80% 2/14/39	530,000	517,415
5.95% 2/14/49	680,000	643,179
6.20% 2/14/59	678,000	663,292
BAT Capital Corp.
3.56% 8/15/27	2,980,000	2,770,301
3.73% 9/25/40	750,000	535,635
4.54% 8/15/47	1,120,000	834,098
Philip Morris International, Inc.
1.13% 5/1/23	510,000	508,424

LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. (continued)
2.10% 5/1/30	1,060,000	$ 881,030
4.50% 3/20/42	2,340,000	2,034,927
Reynolds American, Inc. 5.85% 8/15/45	200,000	180,312
		13,189,740
Airlines–0.17%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	1,402,492	1,378,918
4.75% 10/20/28	2,080,000	2,006,185
		3,385,103
Apparel–0.11%
NIKE, Inc.
2.75% 3/27/27	420,000	398,370
2.85% 3/27/30	1,600,000	1,470,575
3.25% 3/27/40	430,000	362,473
		2,231,418
Auto Manufacturers–0.23%
BMW U.S. Capital LLC 2.80% 4/11/26	644,000	612,756
Ford Motor Credit Co. LLC 3.10% 5/4/23	1,366,000	1,364,292
General Motors Co.
5.60% 10/15/32	310,000	303,515
6.75% 4/1/46	191,000	193,127
General Motors Financial Co., Inc. 3.70% 5/9/23	2,090,000	2,086,834
		4,560,524
Banks–11.57%
Banco Santander SA
2.75% 5/28/25	2,600,000	2,452,044
3.85% 4/12/23	1,000,000	999,565
μ4.18% 3/24/28	200,000	187,656
•5.93% (LIBOR03M + 1.12%) 4/12/23	600,000	600,000
Bank of America Corp.
μ1.32% 6/19/26	190,000	173,681
μ1.90% 7/23/31	1,710,000	1,371,333
μ2.57% 10/20/32	2,790,000	2,280,303
μ2.59% 4/29/31	1,010,000	855,330
μ2.97% 2/4/33	3,290,000	2,770,315
μ3.59% 7/21/28	3,730,000	3,505,018
μ3.97% 3/5/29	2,000,000	1,893,456
μ3.97% 2/7/30	1,170,000	1,093,575
μ4.08% 3/20/51	4,850,000	3,976,846
4.25% 10/22/26	3,410,000	3,303,074
μ4.33% 3/15/50	950,000	814,106
4.45% 3/3/26	5,111,000	4,991,627
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp. (continued)
5.00% 1/21/44	2,180,000	$ 2,092,197
Bank of Montreal
1.85% 5/1/25	1,670,000	1,564,102
μ3.80% 12/15/32	300,000	270,890
Bank of New York Mellon Corp. 1.60% 4/24/25	500,000	464,736
Bank of Nova Scotia
1.30% 6/11/25	860,000	793,029
3.45% 4/11/25	2,120,000	2,056,454
μ4.59% 5/4/37	770,000	678,729
μBarclays PLC
4.97% 5/16/29	1,900,000	1,832,626
5.09% 6/20/30	800,000	740,209
BNP Paribas SA
μ2.22% 6/9/26	1,080,000	991,854
3.38% 1/9/25	500,000	479,579
μ4.38% 3/1/33	420,000	382,581
4.40% 8/14/28	1,790,000	1,695,928
4.63% 3/13/27	390,000	372,216
μ4.71% 1/10/25	3,170,000	3,133,881
μ5.13% 1/13/29	3,570,000	3,577,313
μ5.20% 1/10/30	1,260,000	1,225,771
BPCE SA 5.15% 7/21/24	780,000	764,974
Canadian Imperial Bank of Commerce 0.95% 6/23/23	840,000	831,516
Citigroup, Inc.
μ1.68% 5/15/24	960,000	956,054
μ2.52% 11/3/32	1,000,000	814,059
μ2.57% 6/3/31	4,220,000	3,560,454
μ3.11% 4/8/26	670,000	640,544
3.30% 4/27/25	4,070,000	3,927,319
μ3.79% 3/17/33	1,640,000	1,469,944
4.45% 9/29/27	11,160,000	10,821,827
4.65% 7/23/48	2,030,000	1,881,312
μ4.66% 5/24/28	390,000	385,073
4.75% 5/18/46	620,000	548,966
μ4.91% 5/24/33	3,000,000	2,944,598
8.13% 7/15/39	60,000	77,343
Cooperatieve Rabobank UA
μ3.65% 4/6/28	850,000	797,317
μ3.76% 4/6/33	750,000	670,062
4.38% 8/4/25	3,000,000	2,901,576
μCredit Agricole SA
1.91% 6/16/26	710,000	651,830
4.00% 1/10/33	550,000	497,719
Credit Suisse AG
1.00% 5/5/23	5,100,000	5,049,000
2.95% 4/9/25	980,000	909,479
4.75% 8/9/24	920,000	890,376
5.00% 7/9/27	2,050,000	1,973,125
7.50% 2/15/28	3,440,000	3,646,400
7.95% 1/9/25	1,800,000	1,829,718

LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Credit Suisse Group AG
μ3.09% 5/14/32	1,110,000	$ 892,407
μ4.19% 4/1/31	1,680,000	1,491,504
4.55% 4/17/26	1,141,000	1,052,573
μ9.02% 11/15/33	640,000	758,336
Danske Bank AS
μ0.98% 9/10/25	1,330,000	1,235,241
μ1.23% 6/22/24	200,000	197,470
μ3.24% 12/20/25	350,000	332,907
3.88% 9/12/23	410,000	406,507
5.38% 1/12/24	1,970,000	1,951,652
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	990,000	817,989
μ2.91% 7/21/42	760,000	543,858
μ3.21% 4/22/42	330,000	248,423
3.50% 4/1/25	620,000	602,022
3.50% 11/16/26	5,140,000	4,908,914
μ3.62% 3/15/28	360,000	340,547
3.63% 2/20/24	720,000	709,242
μ3.69% 6/5/28	3,000,000	2,841,704
μ4.22% 5/1/29	3,140,000	3,009,045
4.25% 10/21/25	2,090,000	2,027,653
4.75% 10/21/45	1,070,000	988,092
5.15% 5/22/45	800,000	757,756
6.25% 2/1/41	1,660,000	1,825,157
6.75% 10/1/37	750,000	810,974
HSBC Holdings PLC
μ3.97% 5/22/30	2,280,000	2,057,014
μ4.04% 3/13/28	1,810,000	1,697,291
4.30% 3/8/26	710,000	686,711
JPMorgan Chase & Co.
μ1.51% 6/1/24	2,440,000	2,424,545
μ2.08% 4/22/26	1,550,000	1,450,384
μ2.52% 4/22/31	4,040,000	3,453,665
μ2.55% 11/8/32	3,120,000	2,586,776
μ3.11% 4/22/51	990,000	700,665
3.63% 12/1/27	510,000	487,508
μ4.02% 12/5/24	2,200,000	2,178,542
μ4.20% 7/23/29	1,170,000	1,130,299
4.25% 10/1/27	6,738,000	6,628,993
μ4.45% 12/5/29	1,930,000	1,874,632
Lloyds Banking Group PLC
3.90% 3/12/24	200,000	196,067
4.65% 3/24/26	1,410,000	1,338,571
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	770,000	746,032
4.08% 4/19/28	790,000	756,326
μMorgan Stanley
2.19% 4/28/26	2,210,000	2,073,551
2.70% 1/22/31	2,280,000	1,963,547
3.62% 4/1/31	4,640,000	4,243,132
3.77% 1/24/29	1,620,000	1,533,898
4.43% 1/23/30	70,000	67,516
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
National Securities Clearing Corp.
1.20% 4/23/23	760,000	$ 758,128
1.50% 4/23/25	630,000	588,484
μNatWest Group PLC
4.27% 3/22/25	1,090,000	1,069,654
4.52% 6/25/24	2,580,000	2,567,512
4.89% 5/18/29	620,000	595,410
Nordea Bank Abp 1.00% 6/9/23	1,540,000	1,526,564
PNC Bank NA 3.88% 4/10/25	892,000	862,337
Royal Bank of Canada
1.15% 6/10/25	820,000	754,515
1.60% 4/17/23	1,430,000	1,427,574
3.88% 5/4/32	2,530,000	2,337,585
State Street Corp. 3.10% 5/15/23	730,000	727,818
Swedbank AB 1.30% 6/2/23	1,050,000	1,041,419
Toronto-Dominion Bank
0.75% 6/12/23	1,590,000	1,576,056
1.15% 6/12/25	820,000	754,804
4.46% 6/8/32	1,550,000	1,509,467
U.S. Bancorp 1.45% 5/12/25	1,920,000	1,767,971
UBS AG 4.50% 6/26/48	200,000	178,290
UBS Group AG
μ2.75% 2/11/33	440,000	352,562
4.13% 4/15/26	1,176,000	1,117,604
4.25% 3/23/28	3,740,000	3,472,430
μ4.49% 5/12/26	550,000	530,438
μ4.75% 5/12/28	1,730,000	1,658,571
Wells Fargo & Co.
μ1.65% 6/2/24	1,940,000	1,927,515
μ2.19% 4/30/26	1,580,000	1,480,712
μ2.39% 6/2/28	980,000	882,450
μ2.88% 10/30/30	1,820,000	1,581,612
3.00% 10/23/26	1,390,000	1,300,321
μ3.35% 3/2/33	1,410,000	1,222,118
3.75% 1/24/24	430,000	424,799
4.13% 8/15/23	460,000	457,493
4.15% 1/24/29	1,700,000	1,623,659
4.30% 7/22/27	874,000	847,018
4.40% 6/14/46	2,750,000	2,267,331
μ4.48% 4/4/31	1,620,000	1,551,213
4.65% 11/4/44	30,000	25,850
4.75% 12/7/46	2,640,000	2,294,177
4.90% 11/17/45	1,630,000	1,452,213
μ5.01% 4/4/51	9,590,000	9,019,459
		227,619,380
Beverages–0.67%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	3,800,000	3,713,787

LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	2,860,000	$ 2,696,469
4.35% 6/1/40	1,100,000	1,021,370
4.60% 4/15/48	117,000	110,392
4.75% 1/23/29	510,000	520,821
5.55% 1/23/49	2,120,000	2,272,782
Coca-Cola Co.
1.45% 6/1/27	960,000	871,592
2.50% 3/15/51	140,000	98,198
2.60% 6/1/50	370,000	264,884
Constellation Brands, Inc.
2.25% 8/1/31	130,000	106,801
3.60% 5/9/24	460,000	454,036
4.35% 5/9/27	650,000	640,947
PepsiCo, Inc.
1.63% 5/1/30	190,000	160,759
2.63% 3/19/27	70,000	66,163
2.88% 10/15/49	310,000	235,647
		13,234,648
Biotechnology–0.04%
Gilead Sciences, Inc.
3.65% 3/1/26	210,000	205,565
4.75% 3/1/46	690,000	663,417
		868,982
Building Materials–0.00%
Carrier Global Corp. 3.58% 4/5/50	90,000	68,124
		68,124
Chemicals–0.47%
Equate Petrochemical BV
2.63% 4/28/28	3,230,000	2,842,174
4.25% 11/3/26	2,120,000	2,053,983
MEGlobal Canada ULC 5.88% 5/18/30	340,000	346,579
OCP SA 4.50% 10/22/25	1,257,000	1,216,022
Orbia Advance Corp. SAB de CV
1.88% 5/11/26	1,650,000	1,469,578
2.88% 5/11/31	1,560,000	1,252,680
		9,181,016
Commercial Services–0.39%
Cintas Corp. No. 2
3.70% 4/1/27	690,000	669,014
4.00% 5/1/32	420,000	403,563
DP World Ltd. 5.63% 9/25/48	5,260,000	5,077,057
PayPal Holdings, Inc.
1.65% 6/1/25	760,000	713,449
2.30% 6/1/30	500,000	428,137
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
PayPal Holdings, Inc. (continued)
4.40% 6/1/32	290,000	$ 283,732
		7,574,952
Computers–0.25%
Apple, Inc.
1.13% 5/11/25	1,590,000	1,492,301
2.45% 8/4/26	950,000	904,226
3.85% 8/4/46	960,000	856,855
International Business Machines Corp. 3.00% 5/15/24	1,620,000	1,590,018
		4,843,400
Cosmetics & Personal Care–0.22%
Haleon U.S. Capital LLC
3.38% 3/24/27	840,000	796,397
3.38% 3/24/29	590,000	544,314
3.63% 3/24/32	890,000	808,293
Kenvue, Inc. 4.90% 3/22/33	1,540,000	1,591,092
Procter & Gamble Co.
2.80% 3/25/27	160,000	152,588
3.00% 3/25/30	490,000	459,511
		4,352,195
Diversified Financial Services–1.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	1,560,000	1,400,432
3.00% 10/29/28	3,230,000	2,819,862
3.30% 1/30/32	1,040,000	861,565
Air Lease Corp.
3.38% 7/1/25	550,000	523,971
5.30% 2/1/28	970,000	957,434
American Express Co.
2.50% 7/30/24	4,110,000	3,968,862
3.38% 5/3/24	580,000	568,542
4.05% 5/3/29	1,040,000	1,013,658
Intercontinental Exchange, Inc.
4.60% 3/15/33	2,290,000	2,267,541
4.95% 6/15/52	300,000	292,542
Mastercard, Inc. 3.85% 3/26/50	2,780,000	2,464,574
Visa, Inc. 4.30% 12/14/45	2,560,000	2,463,222
		19,602,205
Electric–0.68%
American Transmission Systems, Inc. 2.65% 1/15/32	320,000	269,420

LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Cleveland Electric Illuminating Co. 3.50% 4/1/28	300,000	$ 281,492
Comision Federal de Electricidad
3.88% 7/26/33	910,000	691,678
4.75% 2/23/27	920,000	871,148
4.88% 1/15/24	380,000	375,084
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	330,000	304,016
3.95% 4/1/50	260,000	215,128
Duke Energy Corp. 3.15% 8/15/27	320,000	300,772
FirstEnergy Corp.
1.60% 1/15/26	330,000	301,222
4.15% 7/15/27	2,120,000	2,019,300
MidAmerican Energy Co. 3.65% 4/15/29	1,080,000	1,030,104
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	210,000	202,836
Pacific Gas & Electric Co.
2.10% 8/1/27	190,000	165,697
2.50% 2/1/31	470,000	380,762
3.30% 8/1/40	950,000	673,810
3.50% 8/1/50	230,000	151,755
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	1,300,000	1,244,750
5.45% 5/21/28	690,000	687,413
6.15% 5/21/48	3,210,000	3,118,354
		13,284,741
Electrical Components & Equipment–0.05%
Emerson Electric Co. 2.80% 12/21/51	1,470,000	999,444
		999,444
Electronics–0.03%
Honeywell International, Inc. 1.35% 6/1/25	640,000	600,494
		600,494
Entertainment–0.38%
Warnermedia Holdings, Inc.
3.76% 3/15/27	420,000	395,526
4.05% 3/15/29	540,000	502,272
4.28% 3/15/32	4,110,000	3,669,395
5.05% 3/15/42	200,000	167,287
5.14% 3/15/52	2,360,000	1,912,151
6.41% 3/15/26	860,000	864,342
		7,510,973
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Environmental Control–0.08%
Republic Services, Inc. 2.50% 8/15/24	590,000	$ 571,526
Waste Management, Inc. 2.40% 5/15/23	960,000	956,498
		1,528,024
Food–0.31%
Danone SA
2.59% 11/2/23	1,160,000	1,142,333
2.95% 11/2/26	360,000	339,967
Kraft Heinz Foods Co. 3.00% 6/1/26	1,482,000	1,415,657
Mars, Inc.
2.38% 7/16/40	1,250,000	901,955
2.70% 4/1/25	340,000	327,133
3.20% 4/1/30	1,040,000	957,613
Mondelez International, Inc. 1.50% 5/4/25	1,140,000	1,066,938
		6,151,596
Forest Products & Paper–0.34%
Suzano Austria GmbH 6.00% 1/15/29	6,600,000	6,649,500
		6,649,500
Health Care Products–0.11%
Abbott Laboratories
3.75% 11/30/26	484,000	480,512
4.75% 11/30/36	650,000	675,198
4.90% 11/30/46	920,000	946,094
Medtronic, Inc. 4.63% 3/15/45	134,000	131,563
		2,233,367
Health Care Services–0.74%
Aetna, Inc. 3.88% 8/15/47	470,000	372,788
Elevance Health, Inc.
3.35% 12/1/24	430,000	419,797
3.65% 12/1/27	430,000	415,524
4.10% 5/15/32	790,000	755,088
4.55% 5/15/52	650,000	586,988
Humana, Inc.
3.13% 8/15/29	1,100,000	995,964
3.70% 3/23/29	1,740,000	1,637,027
3.95% 3/15/27	1,220,000	1,180,837
4.50% 4/1/25	150,000	148,672
4.80% 3/15/47	50,000	45,445
Roche Holdings, Inc. 2.61% 12/13/51	1,270,000	886,943
UnitedHealth Group, Inc.
1.25% 1/15/26	300,000	275,316
2.00% 5/15/30	980,000	837,732
2.30% 5/15/31	160,000	137,085
2.90% 5/15/50	500,000	354,161
3.13% 5/15/60	100,000	69,970

LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.50% 6/15/23	290,000	$ 289,246
3.70% 8/15/49	1,330,000	1,084,444
3.75% 7/15/25	550,000	543,288
3.88% 12/15/28	300,000	293,900
3.88% 8/15/59	650,000	531,263
4.00% 5/15/29	830,000	811,525
4.20% 5/15/32	1,600,000	1,568,199
4.25% 6/15/48	210,000	189,091
4.45% 12/15/48	160,000	148,270
		14,578,563
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	250,000	231,357
		231,357
Housewares–0.02%
Newell Brands, Inc. 4.70% 4/1/26	460,000	442,750
		442,750
Insurance–0.44%
American International Group, Inc. 2.50% 6/30/25	333,000	315,011
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	1,190,000	1,096,905
Chubb INA Holdings, Inc. 3.35% 5/3/26	590,000	570,620
Guardian Life Global Funding 1.10% 6/23/25	320,000	293,812
MassMutual Global Funding II 0.85% 6/9/23	2,500,000	2,479,376
MetLife, Inc. 6.40% 12/15/66	1,600,000	1,548,224
Metropolitan Life Global Funding I 0.90% 6/8/23	1,630,000	1,615,644
New York Life Global Funding 0.95% 6/24/25	600,000	552,190
Principal Life Global Funding II 1.25% 6/23/25	300,000	274,368
		8,746,150
Internet–0.90%
Alphabet, Inc.
1.10% 8/15/30	1,500,000	1,227,951
1.90% 8/15/40	620,000	434,577
2.05% 8/15/50	380,000	241,534
Amazon.com, Inc.
1.50% 6/3/30	1,440,000	1,197,132
2.10% 5/12/31	980,000	837,641
2.50% 6/3/50	7,320,000	4,962,095
3.15% 8/22/27	750,000	722,592
3.30% 4/13/27	280,000	270,918
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.45% 4/13/29	600,000	$ 577,236
3.60% 4/13/32	2,460,000	2,336,802
3.88% 8/22/37	500,000	465,106
4.05% 8/22/47	610,000	553,129
4.25% 8/22/57	200,000	182,198
4.95% 12/5/44	630,000	649,241
Prosus NV
3.68% 1/21/30	800,000	679,290
4.03% 8/3/50	3,570,000	2,343,891
		17,681,333
Iron & Steel–0.35%
Vale Overseas Ltd.
6.25% 8/10/26	4,600,000	4,718,954
6.88% 11/21/36	2,000,000	2,090,972
		6,809,926
Lodging–0.14%
Las Vegas Sands Corp. 3.20% 8/8/24	1,700,000	1,644,815
Sands China Ltd. 5.63% 8/8/25	1,120,000	1,090,013
		2,734,828
Machinery Diversified–0.10%
Deere & Co.
3.10% 4/15/30	640,000	589,936
3.75% 4/15/50	1,210,000	1,073,081
Otis Worldwide Corp. 2.06% 4/5/25	400,000	377,609
		2,040,626
Media–1.80%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	370,000	249,991
4.20% 3/15/28	1,760,000	1,665,755
4.40% 4/1/33	2,240,000	1,987,802
4.80% 3/1/50	970,000	739,328
4.91% 7/23/25	3,161,000	3,129,455
5.05% 3/30/29	1,700,000	1,640,281
5.13% 7/1/49	1,530,000	1,211,092
5.38% 4/1/38	1,670,000	1,455,852
5.38% 5/1/47	850,000	701,291
5.50% 4/1/63	630,000	511,233
6.48% 10/23/45	1,210,000	1,146,349
Comcast Corp.
2.80% 1/15/51	1,220,000	823,890
2.89% 11/1/51	1,330,000	907,990
2.94% 11/1/56	244,000	162,419

LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.15% 3/1/26	1,106,000	$ 1,072,520
3.25% 11/1/39	110,000	89,281
3.40% 4/1/30	750,000	701,200
3.40% 7/15/46	90,000	69,799
3.45% 2/1/50	520,000	401,613
3.75% 4/1/40	430,000	369,110
3.95% 10/15/25	2,220,000	2,194,986
3.97% 11/1/47	1,480,000	1,244,124
4.00% 8/15/47	180,000	152,494
4.00% 3/1/48	140,000	118,452
4.00% 11/1/49	130,000	109,137
4.05% 11/1/52	3,580,000	3,010,850
4.15% 10/15/28	3,050,000	3,017,137
4.25% 10/15/30	2,370,000	2,322,667
4.95% 10/15/58	130,000	125,925
Fox Corp. 5.48% 1/25/39	2,970,000	2,843,647
Time Warner Cable LLC
6.55% 5/1/37	260,000	256,280
7.30% 7/1/38	500,000	518,821
Walt Disney Co. 6.65% 11/15/37	460,000	545,825
		35,496,596
Mining–1.12%
Anglo American Capital PLC
3.63% 9/11/24	1,100,000	1,073,458
4.00% 9/11/27	930,000	883,213
4.75% 4/10/27	430,000	420,681
Barrick North America Finance LLC 5.70% 5/30/41	1,760,000	1,847,090
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	920,000	931,756
Corp. Nacional del Cobre de Chile 3.63% 8/1/27	5,670,000	5,372,936
Freeport-McMoRan, Inc.
5.40% 11/14/34	350,000	342,990
5.45% 3/15/43	290,000	271,262
Glencore Funding LLC
3.88% 10/27/27	120,000	113,299
4.00% 3/27/27	1,540,000	1,482,888
4.13% 5/30/23	10,000	9,964
4.13% 3/12/24	870,000	860,574
4.63% 4/29/24	1,380,000	1,364,257
Southern Copper Corp. 5.25% 11/8/42	7,310,000	6,998,212
		21,972,580
Miscellaneous Manufacturing–0.17%
3M Co.
2.38% 8/26/29	2,510,000	2,218,729
3.70% 4/15/50	310,000	253,766
Eaton Corp. 4.15% 11/2/42	1,030,000	912,007
		3,384,502
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–4.18%
Apache Corp.
4.75% 4/15/43	3,700,000	$ 2,777,430
6.00% 1/15/37	2,223,000	2,061,832
BP Capital Markets America, Inc.
2.77% 11/10/50	310,000	209,765
2.94% 6/4/51	190,000	131,744
3.00% 2/24/50	1,830,000	1,295,219
3.12% 5/4/26	1,820,000	1,751,158
3.41% 2/11/26	200,000	194,881
3.63% 4/6/30	590,000	559,943
Chevron Corp.
1.55% 5/11/25	990,000	933,578
2.00% 5/11/27	260,000	238,144
3.08% 5/11/50	610,000	461,691
Chevron USA, Inc.
3.25% 10/15/29	2,060,000	1,935,021
3.85% 1/15/28	1,620,000	1,598,550
Continental Resources, Inc.
3.80% 6/1/24	640,000	627,090
4.38% 1/15/28	2,000,000	1,885,401
4.50% 4/15/23	290,000	289,637
4.90% 6/1/44	310,000	240,016
5.75% 1/15/31	30,000	28,830
Coterra Energy, Inc.
3.90% 5/15/27	1,260,000	1,202,321
4.38% 3/15/29	3,560,000	3,384,497
Devon Energy Corp.
4.50% 1/15/30	835,000	797,471
4.75% 5/15/42	200,000	174,060
5.00% 6/15/45	3,665,000	3,256,553
5.60% 7/15/41	1,237,000	1,184,793
5.85% 12/15/25	750,000	762,049
Diamondback Energy, Inc.
3.13% 3/24/31	1,510,000	1,309,381
3.25% 12/1/26	440,000	416,842
3.50% 12/1/29	1,840,000	1,681,325
Ecopetrol SA 5.88% 5/28/45	4,070,000	2,825,597
EOG Resources, Inc.
3.90% 4/1/35	2,140,000	1,960,948
4.38% 4/15/30	1,230,000	1,226,113
4.95% 4/15/50	1,780,000	1,793,688
EQT Corp. 7.00% 2/1/30	900,000	942,012
Exxon Mobil Corp.
1.57% 4/15/23	90,000	89,865
2.44% 8/16/29	1,230,000	1,124,922
2.99% 3/19/25	2,340,000	2,277,849
3.04% 3/1/26	490,000	475,585
3.45% 4/15/51	750,000	597,163
3.48% 3/19/30	910,000	869,469
4.11% 3/1/46	760,000	684,639
4.33% 3/19/50	120,000	110,776

LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
KazMunayGas National Co. JSC
5.38% 4/24/30	2,050,000	$ 1,828,242
5.75% 4/19/47	2,700,000	2,105,460
‡πLukoil Capital DAC 3.60% 10/26/31	2,670,000	1,933,817
Occidental Petroleum Corp.
3.00% 2/15/27	820,000	748,250
3.50% 8/15/29	500,000	452,500
4.10% 2/15/47	760,000	577,537
4.20% 3/15/48	210,000	162,750
4.40% 4/15/46	380,000	301,150
4.50% 7/15/44	2,850,000	2,280,000
4.63% 6/15/45	1,170,000	937,177
5.55% 3/15/26	220,000	221,650
6.60% 3/15/46	2,530,000	2,660,004
Pertamina Persero PT 6.00% 5/3/42	1,790,000	1,754,442
Petroleos del Peru SA
4.75% 6/19/32	2,790,000	2,074,365
5.63% 6/19/47	1,490,000	965,147
Petroleos Mexicanos
5.50% 6/27/44	790,000	465,113
5.63% 1/23/46	2,710,000	1,611,095
6.38% 1/23/45	900,000	568,423
6.63% 6/15/35	1,746,000	1,273,228
6.88% 8/4/26	365,000	346,584
Pioneer Natural Resources Co.
1.13% 1/15/26	210,000	190,843
1.90% 8/15/30	850,000	692,120
2.15% 1/15/31	1,830,000	1,503,176
Reliance Industries Ltd.
2.88% 1/12/32	1,520,000	1,263,234
3.63% 1/12/52	2,650,000	1,870,530
Shell International Finance BV
2.38% 11/7/29	200,000	177,352
2.75% 4/6/30	420,000	383,098
2.88% 5/10/26	804,000	769,173
3.25% 4/6/50	2,490,000	1,898,471
4.00% 5/10/46	2,760,000	2,409,566
Sinopec Group Overseas Development 2014 Ltd. 4.38% 4/10/24	1,410,000	1,400,708
		82,193,053
Oil & Gas Services–0.03%
Halliburton Co.
3.80% 11/15/25	27,000	26,443
5.00% 11/15/45	290,000	263,989
Schlumberger Holdings Corp. 3.90% 5/17/28	295,000	283,542
		573,974
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.95%
AbbVie, Inc.
2.60% 11/21/24	3,010,000	$ 2,904,979
2.95% 11/21/26	690,000	656,527
3.20% 11/21/29	5,020,000	4,658,658
3.60% 5/14/25	610,000	598,356
3.75% 11/14/23	190,000	188,154
3.80% 3/15/25	790,000	777,114
4.25% 11/21/49	1,570,000	1,385,487
4.55% 3/15/35	80,000	78,221
4.88% 11/14/48	140,000	134,785
Becton Dickinson & Co.
3.36% 6/6/24	213,000	209,069
3.73% 12/15/24	86,000	84,080
4.69% 12/15/44	453,000	421,443
Bristol-Myers Squibb Co.
3.20% 6/15/26	539,000	520,882
3.40% 7/26/29	321,000	305,368
4.55% 2/20/48	862,000	814,479
Cigna Group
3.75% 7/15/23	901,000	896,627
4.13% 11/15/25	550,000	541,050
4.38% 10/15/28	2,530,000	2,492,984
4.80% 8/15/38	1,000,000	969,077
4.90% 12/15/48	920,000	865,735
CVS Health Corp.
1.88% 2/28/31	230,000	186,283
2.13% 9/15/31	770,000	629,453
3.63% 4/1/27	300,000	289,004
3.75% 4/1/30	970,000	907,430
3.88% 7/20/25	1,990,000	1,954,319
4.13% 4/1/40	300,000	257,779
4.25% 4/1/50	930,000	777,093
4.30% 3/25/28	1,642,000	1,612,518
5.05% 3/25/48	2,390,000	2,235,860
5.13% 7/20/45	1,110,000	1,053,013
Johnson & Johnson
2.10% 9/1/40	1,830,000	1,327,177
3.70% 3/1/46	540,000	483,557
Merck & Co., Inc. 1.45% 6/24/30	2,440,000	2,017,067
Pfizer, Inc.
1.70% 5/28/30	4,330,000	3,645,314
2.63% 4/1/30	910,000	821,491
2.70% 5/28/50	1,000,000	714,595
		38,415,028
Pipelines–1.98%
Cameron LNG LLC 3.30% 1/15/35	3,060,000	2,633,033
Energy Transfer LP
2.90% 5/15/25	560,000	533,676
3.75% 5/15/30	5,190,000	4,789,387
4.50% 4/15/24	10,000	9,880
4.95% 6/15/28	350,000	347,574

LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Energy Transfer LP (continued)
5.25% 4/15/29	1,040,000	$ 1,035,987
5.30% 4/1/44	70,000	61,931
5.40% 10/1/47	880,000	782,254
5.50% 6/1/27	730,000	737,830
6.25% 4/15/49	450,000	445,827
Enterprise Products Operating LLC
2.80% 1/31/30	1,310,000	1,161,729
3.13% 7/31/29	200,000	183,223
3.70% 1/31/51	1,320,000	1,020,331
3.95% 2/15/27	1,283,000	1,252,712
3.95% 1/31/60	380,000	297,741
4.15% 10/16/28	1,100,000	1,069,136
4.20% 1/31/50	540,000	458,158
4.45% 2/15/43	200,000	178,024
4.80% 2/1/49	250,000	229,318
4.85% 3/15/44	160,000	148,527
5.10% 2/15/45	750,000	715,843
μ5.38% 2/15/78	310,000	248,834
7.55% 4/15/38	160,000	187,000
Kinder Morgan Energy Partners LP
4.25% 9/1/24	1,080,000	1,067,501
5.50% 3/1/44	580,000	545,001
Kinder Morgan, Inc.
4.30% 6/1/25	610,000	600,782
4.30% 3/1/28	930,000	913,835
5.20% 3/1/48	90,000	80,546
5.55% 6/1/45	720,000	681,012
MPLX LP
4.50% 4/15/38	980,000	871,124
4.70% 4/15/48	720,000	604,549
4.80% 2/15/29	1,290,000	1,277,998
5.20% 3/1/47	400,000	358,310
5.20% 12/1/47	550,000	488,277
5.50% 2/15/49	1,140,000	1,060,357
Targa Resources Corp.
4.95% 4/15/52	300,000	248,895
5.20% 7/1/27	1,260,000	1,249,464
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	2,360,000	2,044,526
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	750,000	679,220
7.85% 2/1/26	4,280,000	4,584,519
Western Midstream Operating LP
3.35% 2/1/25	390,000	372,431
4.30% 2/1/30	150,000	136,544
Williams Cos., Inc.
4.85% 3/1/48	220,000	194,243
4.90% 1/15/45	1,130,000	995,165
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
5.10% 9/15/45	790,000	$ 722,515
8.75% 3/15/32	500,000	600,887
		38,905,656
Retail–0.72%
Costco Wholesale Corp.
1.38% 6/20/27	1,220,000	1,093,957
1.60% 4/20/30	130,000	110,360
1.75% 4/20/32	500,000	411,052
Home Depot, Inc.
2.50% 4/15/27	420,000	394,259
2.70% 4/15/30	610,000	550,712
3.25% 4/15/32	2,220,000	2,025,977
3.30% 4/15/40	690,000	573,642
3.35% 4/15/50	890,000	688,752
3.90% 6/15/47	120,000	103,077
Lowe's Cos., Inc.
1.70% 9/15/28	1,050,000	908,419
4.50% 4/15/30	1,000,000	988,221
McDonald's Corp.
1.45% 9/1/25	1,050,000	977,665
2.13% 3/1/30	920,000	795,670
3.30% 7/1/25	580,000	567,945
3.50% 3/1/27	200,000	193,821
3.50% 7/1/27	170,000	164,651
3.60% 7/1/30	590,000	559,580
3.63% 9/1/49	110,000	88,048
3.70% 1/30/26	390,000	383,306
4.20% 4/1/50	660,000	582,061
4.88% 12/9/45	1,390,000	1,346,520
Walmart, Inc.
1.50% 9/22/28	330,000	288,901
1.80% 9/22/31	230,000	194,517
2.38% 9/24/29	120,000	107,494
		14,098,607
Savings & Loans–0.08%
μNationwide Building Society 4.36% 8/1/24	1,510,000	1,497,369
		1,497,369
Semiconductors–0.98%
Applied Materials, Inc. 1.75% 6/1/30	390,000	327,586
Broadcom, Inc.
3.14% 11/15/35	3,150,000	2,422,537
3.19% 11/15/36	38,000	28,797
4.15% 11/15/30	302,000	280,078
4.93% 5/15/37	849,000	772,068
Intel Corp.
1.60% 8/12/28	520,000	454,400
3.05% 8/12/51	260,000	177,520

LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Intel Corp. (continued)
4.75% 3/25/50	840,000	$ 770,744
5.13% 2/10/30	700,000	712,920
5.20% 2/10/33	510,000	519,430
KLA Corp. 4.65% 7/15/32	680,000	686,593
Micron Technology, Inc. 5.88% 2/9/33	990,000	1,000,942
NVIDIA Corp.
3.50% 4/1/40	1,240,000	1,064,692
3.50% 4/1/50	2,060,000	1,686,439
3.70% 4/1/60	870,000	698,396
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	250,000	237,274
Texas Instruments, Inc.
1.75% 5/4/30	550,000	465,922
3.88% 3/15/39	300,000	273,602
4.15% 5/15/48	1,540,000	1,432,121
TSMC Arizona Corp.
1.75% 10/25/26	890,000	805,584
2.50% 10/25/31	5,220,000	4,475,396
		19,293,041
Software–0.54%
Adobe, Inc. 2.30% 2/1/30	1,090,000	968,071
Microsoft Corp.
2.53% 6/1/50	2,921,000	2,066,846
2.92% 3/17/52	1,079,000	820,226
3.45% 8/8/36	20,000	18,502
Oracle Corp.
1.65% 3/25/26	2,640,000	2,425,336
2.88% 3/25/31	2,580,000	2,207,711
2.95% 4/1/30	160,000	141,273
4.65% 5/6/30	710,000	691,344
Salesforce, Inc. 3.70% 4/11/28	790,000	776,154
Workday, Inc. 3.70% 4/1/29	470,000	440,585
		10,556,048
Telecommunications–2.21%
AT&T, Inc.
2.25% 2/1/32	1,360,000	1,111,847
2.55% 12/1/33	2,560,000	2,059,136
3.50% 9/15/53	700,000	508,234
3.55% 9/15/55	1,488,000	1,068,099
3.65% 9/15/59	210,000	150,065
3.80% 2/15/27	1,340,000	1,298,169
3.80% 12/1/57	260,000	193,027
4.35% 3/1/29	5,440,000	5,326,023
4.35% 6/15/45	228,000	195,367
Telefonica Emisiones SA 5.21% 3/8/47	490,000	428,697
T-Mobile USA, Inc.
2.25% 11/15/31	900,000	736,909
2.55% 2/15/31	550,000	466,175
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
3.00% 2/15/41	1,050,000	$ 778,378
3.30% 2/15/51	250,000	177,764
3.50% 4/15/25	890,000	865,276
3.75% 4/15/27	170,000	163,416
3.88% 4/15/30	6,360,000	5,967,675
Verizon Communications, Inc.
1.75% 1/20/31	3,500,000	2,823,068
2.10% 3/22/28	840,000	748,290
2.36% 3/15/32	3,780,000	3,101,105
2.55% 3/21/31	2,500,000	2,129,728
2.65% 11/20/40	960,000	685,443
2.88% 11/20/50	2,260,000	1,503,206
3.15% 3/22/30	720,000	655,854
3.40% 3/22/41	260,000	206,714
3.85% 11/1/42	890,000	743,903
4.00% 3/22/50	1,070,000	890,247
4.13% 3/16/27	440,000	436,102
4.13% 8/15/46	630,000	538,030
4.40% 11/1/34	910,000	864,921
4.50% 8/10/33	5,250,000	5,072,836
4.86% 8/21/46	940,000	895,078
5.25% 3/16/37	560,000	575,241
5.50% 3/16/47	120,000	120,717
		43,484,740
Transportation–0.34%
Canadian Pacific Railway Co.
2.45% 12/2/31	3,940,000	3,410,906
3.00% 12/2/41	880,000	702,915
Union Pacific Corp.
2.15% 2/5/27	730,000	675,892
2.40% 2/5/30	690,000	606,882
3.75% 7/15/25	380,000	374,610
3.75% 2/5/70	900,000	689,880
3.84% 3/20/60	360,000	291,453
		6,752,538
Total Corporate Bonds (Cost $840,363,529)		750,010,055
NON-AGENCY ASSET-BACKED SECURITIES–8.24%
•522 Funding CLO Ltd. Series 2020-6A A1R 5.97% (LIBOR03M + 1.15%) 10/23/34	2,000,000	1,943,974
•AB BSL CLO Ltd. Series 2023-4A A 6.96% (TSFR03M+ 2.00%) 4/20/36	1,030,000	1,029,909
AmeriCredit Automobile Receivables Trust Series 2022-2 A3 4.38% 4/18/28	1,520,000	1,502,292

LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Applebee's Funding LLC/IHOP Funding LLC Series 2019-1A A2I 4.19% 6/5/49	3,118,500	$ 3,047,370
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 6.01% (SOFR30A + 1.45%) 1/15/37	2,196,000	2,156,654
•ARES XLIV CLO Ltd. Series 2017-44A A1R 5.87% (LIBOR03M + 1.08%) 4/15/34	2,850,000	2,782,723
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A A 2.33% 8/20/26	2,040,000	1,915,298
Series 2021-1A A 1.38% 8/20/27	4,300,000	3,811,331
Series 2022-3A A 4.62% 2/20/27	990,000	972,408
•Bain Capital Credit CLO Ltd. Series 2020-1A A1 5.98% (LIBOR03M + 1.19%) 4/18/33	500,000	492,101
•Balboa Bay Loan Funding Ltd. Series 2021-2A A1 5.98% (LIBOR03M + 1.17%) 1/20/35	1,590,000	1,544,755
•Basswood Park CLO Ltd. Series 2021-1A A 5.81% (LIBOR03M + 1.00%) 4/20/34	2,000,000	1,943,000
•BCRED MML CLO LLC Series 2022-1A A1 6.29% (TSFR03M + 1.65%) 4/20/35	2,470,000	2,361,607
Blackbird Capital Aircraft Series 2021-1A A 2.44% 7/15/46	1,008,530	874,194
•Carlyle Global Market Strategies CLO Ltd. Series 2015-4A A1R 6.15% (LIBOR03M + 1.34%) 7/20/32	1,750,000	1,717,770
•Catskill Park CLO Ltd. Series 2017-1A A2 6.51% (LIBOR03M + 1.70%) 4/20/29	1,500,000	1,468,998
•Cayuga Park CLO Ltd. Series 2020-1A AR 5.91% (LIBOR03M + 1.12%) 7/17/34	2,590,000	2,524,403
•CBAM Ltd. Series 2017-1A A1 6.06% (LIBOR03M + 1.25%) 7/20/30	3,922,155	3,890,225
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Cerberus Loan Funding XXVIII LP Series 2020-1A A 6.64% (LIBOR03M + 1.85%) 10/15/31	617,540	$ 611,880
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I 2A 4.82% (LIBOR01M + 0.14%) 1/15/37	724,901	639,059
•Dryden 75 CLO Ltd. Series 2019-75A AR2 5.83% (LIBOR03M + 1.04%) 4/15/34	1,410,000	1,365,471
•Dryden 87 CLO Ltd. Series 2021-87A A1 6.02% (LIBOR03M + 1.10%) 5/20/34	3,610,000	3,521,201
•EFS Volunteer No. 2 LLC Series 2012-1 A2 6.20% (LIBOR01M + 1.35%) 3/25/36	1,683,965	1,679,822
Ford Credit Floorplan Master Owner Trust Series 2018-4 A 4.06% 11/15/30	3,030,000	2,928,113
•Golub Capital Partners CLO 25M Ltd. Series 2015-25A AR 6.19% (LIBOR03M + 1.38%) 5/5/30	2,625,036	2,595,743
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 6.31% (LIBOR03M + 1.49%) 10/25/34	3,960,000	3,820,545
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.93% (TSFR03M + 1.95%) 4/25/36	1,030,000	1,024,850
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	1,856,733	1,522,043
•Grippen Park CLO Ltd. Series 2017-1A A 6.07% (LIBOR03M + 1.26%) 1/20/30	1,678,002	1,666,949
•Halsey Point CLO I Ltd. Series 2019-1A A1A1 6.16% (LIBOR03M + 1.35%) 1/20/33	570,000	561,092
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1A 6.25% (LIBOR03M + 1.45%) 11/30/32	800,000	789,483
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	2,976,975	2,403,226
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	2,420,000	2,084,442

LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•HGI CRE CLO Ltd. Series 2021-FL1 A 5.78% (LIBOR01M + 1.05%) 6/16/36	2,779,651	$ 2,679,967
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	2,522,731	2,101,233
•HPS Loan Management Ltd. Series 2021-16A A1 5.96% (LIBOR03M + 1.14%) 1/23/35	2,240,000	2,178,248
•KKR CLO 32 Ltd. Series 32A A1 6.11% (LIBOR03M + 1.32%) 1/15/32	1,100,000	1,088,265
•KREF Ltd. Series 2022-FL3 A 6.21% (TSFR01M + 1.45%) 2/17/39	4,750,000	4,665,771
•LCM XVIII LP Series 19A AR 6.03% (LIBOR03M + 1.24%) 7/15/27	70,330	70,308
•Magnetite XIV-R Ltd. Series 2015-14RA A2 5.91% (LIBOR03M + 1.12%) 10/18/31	3,170,000	3,127,037
•MF1 Series 2022-FL10 A 7.39% (TSFR01M + 2.64%) 9/17/37	4,080,000	4,096,965
•Midocean Credit CLO VII Series 2017-7A BR 6.39% (LIBOR03M + 1.60%) 7/15/29	1,750,000	1,687,691
•Myers Park CLO Ltd. Series 2018-1A B1 6.41% (LIBOR03M + 1.60%) 10/20/30	1,020,000	987,660
Navient Private Education Loan Trust
•Series 2014-AA A3 6.28% (LIBOR01M + 1.60%) 10/15/31	2,707,206	2,699,233
Series 2020-A A2A 2.46% 11/15/68	1,480,958	1,382,328
•Navient Student Loan Trust Series 2016-3A A3 6.20% (LIBOR01M + 1.35%) 6/25/65	1,832,480	1,815,684
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	2,230,560	1,973,943
•Ocean Trails CLO XIV Ltd. Series 2023-14A A1 6.78% (TSFR03M + 2.00%) 1/20/35	1,630,000	1,624,821
•Octagon Investment Partners 35 Ltd. Series 2018-1A A1A 5.87% (LIBOR03M + 1.06%) 1/20/31	2,950,000	2,924,553
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Octagon Investment Partners XXI Ltd. Series 2014-1A AAR3 5.87% (LIBOR03M + 1.00%) 2/14/31	1,580,000	$ 1,556,725
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 5.93% (TSFR03M + 1.30%) 2/24/37	2,450,000	2,394,897
•OHA Loan Funding Ltd. Series 2013-2A AR 5.96% (LIBOR03M + 1.04%) 5/23/31	2,040,000	2,018,590
•Owl Rock CLO III Ltd. Series 2020-3A A1L 6.61% (LIBOR03M + 1.80%) 4/20/32	2,010,000	1,979,780
•Palmer Square CLO Ltd. Series 2019-1A A1R 6.02% (LIBOR03M + 1.15%) 11/14/34	1,830,000	1,784,433
•Point Au Roche Park CLO Ltd. Series 2021-1A A 5.89% (LIBOR03M + 1.08%) 7/20/34	3,750,000	3,652,162
•Recette CLO Ltd. Series 2015-1A ARR 5.89% (LIBOR03M + 1.08%) 4/20/34	960,000	930,419
•REESE PARK CLO Ltd. Series 2020-1A AR 5.92% (LIBOR03M + 1.13%) 10/15/34	3,300,000	3,207,385
SBA Small Business Investment Cos., Series 2018-10B 1 3.55% 9/10/28	471,731	449,576
•Silver Rock CLO I Ltd. Series 2020-1A A 6.46% (LIBOR03M + 1.65%) 10/20/31	2,680,000	2,655,550
•SLC Student Loan Trust Series 2008-1 A4A 6.47% (LIBOR03M + 1.60%) 12/15/32	1,780,577	1,779,456
•SLM Private Credit Student Loan Trust
Series 2005-B A4 5.20% (LIBOR03M + 0.33%) 6/15/39	980,506	926,908
Series 2006-A A5 5.16% (LIBOR03M + 0.29%) 6/15/39	860,728	800,136
•SLM Student Loan Trust Series 2004-3A A6A 5.37% (LIBOR03M + 0.55%) 10/25/64	3,143,915	3,070,418
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	861,458	795,519
Series 2021-C 2.30% 1/15/53	1,210,000	1,079,922

LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust (continued)
Series 2021-C APT1 1.39% 1/15/53	2,882,039	$ 2,535,444
Series 2022-C A1A 4.48% 5/16/50	5,148,628	4,986,463
•Starwood Ltd. Series 2022-FL3 A 5.91% (SOFR30A + 1.35%) 11/15/38	2,860,000	2,785,411
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	2,002,886	1,749,513
•TRTX Issuer Ltd. Series 2022-FL5 A 6.21% (SOFR30A + 1.65%) 2/15/39	4,690,000	4,555,998
U.S. Small Business Administration
Series 2019-20D 1 2.98% 4/1/39	298,094	278,208
Series 2019-25G 1 2.69% 7/1/44	481,288	427,699
•Venture 32 CLO Ltd. Series 2018-32A A2A 5.86% (LIBOR03M + 1.07%) 7/18/31	1,750,000	1,732,089
•Voya CLO Ltd.
Series 2016-3A A1R 5.98% (LIBOR03M + 1.19%) 10/18/31	750,000	739,102
Series 2017-3A 5.85% (LIBOR03M + 1.04%) 4/20/34	1,530,000	1,488,136
Series 2018-3A A1A 5.94% (LIBOR03M + 1.15%) 10/15/31	2,080,000	2,055,631
Series 2018-4A A1AR 5.83% (LIBOR03M + 1.04%) 1/15/32	4,000,000	3,941,940
Wendy's Funding LLC Series 2021-1A A2I 2.37% 6/15/51	2,338,350	1,961,452
•Whitebox CLO II Ltd. Series 2020-2A A1R 6.04% (LIBOR03M + 1.22%) 10/24/34	2,100,000	2,056,839
•Whitebox CLO III Ltd. Series 2021-3A A1 6.01% (LIBOR03M + 1.22%) 10/15/34	2,580,000	2,530,369
•Zais CLO 13 Ltd. Series 2019-13A A1A 6.28% (LIBOR03M + 1.49%) 7/15/32	980,000	964,925
Total Non-Agency Asset-Backed Securities (Cost $168,668,197)		162,167,733
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.61%
•Adjustable Rate Mortgage Trust Series 2005-9 5A1 5.39% (LIBOR01M + 0.54%) 11/25/35	434,583	$ 418,579
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	928,903	760,101
Series 2022-3 A1 4.00% 1/25/67	1,946,230	1,843,811
•BRAVO Residential Funding Trust Series 2022-NQM3 A1 5.11% 7/25/62	3,715,495	3,716,459
•CIM Trust Series 2021-R6 A1 1.43% 7/25/61	1,271,715	1,060,409
•Connecticut Avenue Securities Trust Series 2022-R03 1M2 8.06% (SOFR30A + 3.50%) 3/25/42	1,000,000	1,006,133
CSMC Trust
•Series 2018-J1 A2 3.50% 2/25/48	4,009,356	3,620,380
φSeries 2019-NQM1 A3 3.06% 10/25/59	1,902,347	1,783,079
•Series 2020-RPL4 A1 2.00% 1/25/60	1,256,590	1,075,604
•Series 2021-AFC1 A1 0.83% 3/25/56	1,074,611	828,287
•Series 2021-AFC1 A3 1.17% 3/25/56	1,456,304	1,108,119
•Series 2021-NQM3 A3 1.63% 4/25/66	2,650,716	2,182,707
•Series 2021-NQM7 A1 1.76% 10/25/66	857,314	717,498
•Series 2021-NQM8 A1 1.84% 10/25/66	4,128,826	3,546,122
Series 2021-RPL2 A1 2.00% 1/25/60	755,328	639,989
•Series 2021-RPL6 A1 2.00% 10/25/60	1,562,022	1,354,540
•Series 2022-NQM1 A1 2.27% 11/25/66	3,964,469	3,437,341
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	3,085,665	2,703,837
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	1,101,353	888,387
*Federal National Mortgage Association Interest STRIPS Series 427 C73 3.00% 12/25/48	2,602,756	423,916
Federal National Mortgage Association REMICS Series 2022-29 KZ 1.50% 6/25/42	1,721,370	1,219,671

LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Galton Funding Mortgage Trust Series 2017-1 A22 3.00% 7/25/56	102,727	$ 92,318
φGCAT Trust Series 2020-NQM1 A3 2.55% 1/25/60	3,356,782	3,116,663
•Impac CMB Trust Series 2007-A A 5.35% (LIBOR01M + 0.50%) 5/25/37	1,454,727	1,363,217
•JP Morgan Mortgage Trust
Series 2017-5 A2 3.30% 10/26/48	4,136,965	4,184,316
Series 2018-4 A1 3.50% 10/25/48	357,552	322,320
•Merrill Lynch Mortgage Investors Trust Series 2005-A8 A3A3 5.59% (LIBOR01M + 0.74%) 8/25/36	115,833	114,750
•MFA Trust Series 2020-NQM1 A3 2.30% 8/25/49	919,693	829,629
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	802,672	743,408
Series 2015-1A A3 3.75% 5/28/52	342,682	320,405
Series 2015-2A A1 3.75% 8/25/55	2,886,675	2,698,917
Series 2015-2A A2 3.75% 8/25/55	1,643,414	1,536,521
Series 2016-3A A1B 3.25% 9/25/56	884,092	801,873
Series 2016-3A B1 4.00% 9/25/56	3,516,911	3,307,511
Series 2016-4A B2 4.75% 11/25/56	1,851,021	1,749,001
Series 2017-1A A1 4.00% 2/25/57	2,329,737	2,196,051
Series 2017-2A B2 4.75% 3/25/57	1,943,519	1,851,011
Series 2017-4A A1 4.00% 5/25/57	2,110,476	1,975,751
Series 2017-6A A1 4.00% 8/27/57	4,724,345	4,455,650
Series 2022-NQM2 A1 3.08% 3/27/62	4,085,664	3,711,072
•OBX Trust
Series 2021-NQM2 A1 1.10% 5/25/61	754,545	585,664
Series 2021-NQM3 A1 1.05% 7/25/61	1,226,094	935,530
Series 2022-NQM1 A1 2.31% 11/25/61	3,975,927	3,400,868
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Onslow Bay Mortgage Loan Trust Series 2021-NQM4 A1 1.96% 10/25/61	2,527,182	$ 2,050,197
•PRKCM Trust Series 2021-AFC2 A1 2.07% 11/25/56	1,078,832	912,676
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	3,817,057	3,477,583
Towd Point Mortgage Trust
•Series 2016-3 B1 4.10% 4/25/56	1,120,000	1,067,672
•Series 2017-4 A1 2.75% 6/25/57	511,326	478,935
•Series 2017-6 M1 3.25% 10/25/57	2,110,000	1,893,512
•Series 2019-HY2 M2 6.75% (LIBOR01M + 1.90%) 5/25/58	1,250,000	1,211,459
Series 2022-4 A1 3.75% 9/25/62	3,800,815	3,564,314
♦•WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR13 A1A1 5.43% (LIBOR01M + 0.58%) 10/25/45	1,082,840	988,598
ZZZ181604 4.48% 5/1/33	400,000	402,750
Total Non-Agency Collateralized Mortgage Obligations (Cost $100,916,623)		90,675,111
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–4.83%
•AREIT Trust Series 2022-CRE6 A 5.81% (SOFR30A + 1.25%) 1/16/37	2,285,522	2,216,507
•BANK Series 2018-BN14 C 4.61% 9/15/60	2,160,000	1,753,418
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.36% (LIBOR01M + 0.67%) 6/15/38	1,663,192	1,598,711
Series 2021-XL2 5.37% (LIBOR01M + 0.69%) 10/15/38	5,597,359	5,362,804
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	1,140,000	971,557
•Series 2022-LBA6 A 5.83% (TSFR01M + 1.00%) 1/15/39	2,210,000	2,132,581
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	2,560,000	2,359,438

LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.64% 10/10/47	889,000	$ 860,992
Series 2016-P3 A4 3.33% 4/15/49	758,000	708,219
Series 2016-P6 A4 3.46% 12/10/49	354,724	332,892
•Cold Storage Trust Series 2020-ICE5 A 5.58% (LIBOR01M + 0.90%) 11/15/37	6,310,799	6,149,086
COMM Mortgage Trust
Series 2014-CR16 A4 4.05% 4/10/47	774,000	756,372
Series 2014-CR20 A4 3.59% 11/10/47	402,000	386,762
Series 2014-CR20 AM 3.94% 11/10/47	1,580,000	1,492,596
Series 2015-CR23 A4 3.50% 5/10/48	418,000	400,458
CSMC OA LLC Series 2014-USA B 4.18% 9/15/37	7,380,000	6,304,389
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	925,000	865,225
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB A 3.55% 3/5/33	5,000,000	4,389,312
Series 2021-ROSS 5.84% (LIBOR01M + 1.15%) 5/15/26	3,900,000	3,589,842
GS Mortgage Securities Trust
•Series 2010-C1 C 5.64% 8/10/43	437,000	423,161
Series 2015-GC32 A4 3.76% 7/10/48	512,000	491,347
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.50% 4/15/46	686,000	619,911
Series 2015-JP1 A5 3.91% 1/15/49	1,308,000	1,252,139
•Series 2020-MKST D 6.43% (LIBOR01M + 1.75%) 12/15/36	5,130,000	4,050,465
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	1,795,000	1,715,642
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	1,704,000	1,591,221
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•KNDL Mortgage Trust Series 2019-KNSQ A 5.48% (LIBOR01M + 0.80%) 5/15/36	4,450,000	$ 4,402,753
•MHC Trust Series 2021-MHC2 A 5.53% (LIBOR01M + 0.85%) 5/15/38	1,210,000	1,167,633
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 C 4.11% 2/15/46	2,949,234	2,832,141
Series 2014-C17 A5 3.74% 8/15/47	717,000	698,233
Series 2015-C23 A4 3.72% 7/15/50	1,618,000	1,550,118
Series 2015-C26 A5 3.53% 10/15/48	1,271,800	1,212,815
Series 2016-C29 A4 3.33% 5/15/49	710,000	667,742
•Morgan Stanley Capital I Trust Series 2019-BPR A 6.33% (LIBOR01M + 1.65%) 5/15/36	3,033,681	3,025,145
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME A 3.05% 8/15/36	7,150,000	6,753,329
*•Series 2019-FAME XA 1.35% 8/15/36	32,225,000	369,360
•OPG Trust Series 2021-PORT A 5.17% (LIBOR01M + 0.48%) 10/15/36	3,317,211	3,153,311
•SMRT Series 2022-MINI A 5.83% (TSFR01M + 1.00%) 1/15/39	2,280,000	2,198,704
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	2,010,000	1,572,073
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	986,025
Wells Fargo Commercial Mortgage Trust
Series 2015-C26 AS 3.58% 2/15/48	7,640,000	7,245,984
*•Series 2016-BNK1 XA 1.72% 8/15/49	16,436,775	711,295
*•Series 2016-C36 XA 1.18% 11/15/59	33,443,862	1,065,264
•WFRBS Commercial Mortgage Trust Series 2014-C20 C 4.51% 5/15/47	3,603,000	2,586,741
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $105,481,521)		94,973,713

LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔREGIONAL BONDS–0.16%
Canada—0.16%
Province of British Columbia Canada 2.25% 6/2/26	1,445,000	$ 1,369,834
Province of Manitoba Canada 2.13% 6/22/26	872,000	821,147
Province of Quebec Canada 2.50% 4/20/26	959,000	917,443
		3,108,424
Total Regional Bonds (Cost $3,303,152)		3,108,424
ΔSOVEREIGN BONDS–2.28%
Chile—0.04%
Chile Government International Bonds 3.10% 1/22/61	1,220,000	792,765
		792,765
Colombia—0.38%
Colombia Government International Bonds
3.13% 4/15/31	1,190,000	906,547
3.88% 4/25/27	1,740,000	1,577,412
5.00% 6/15/45	2,740,000	1,911,745
5.20% 5/15/49	890,000	619,986
5.63% 2/26/44	3,190,000	2,409,246
		7,424,936
India—0.06%
Export-Import Bank of India 3.38% 8/5/26	1,300,000	1,225,952
		1,225,952
Indonesia—0.04%
Indonesia Government International Bonds 3.70% 10/30/49	950,000	751,947
		751,947
Israel—0.26%
Israel Government International Bonds 2.75% 7/3/30	3,620,000	3,273,204
State of Israel
3.38% 1/15/50	930,000	710,423
3.80% 5/13/60	1,600,000	1,241,293
		5,224,920
Kazakhstan—0.15%
Kazakhstan Government International Bonds 4.88% 10/14/44	3,240,000	2,883,600
		2,883,600
Mexico—0.72%
Mexico Government International Bonds
3.50% 2/12/34	6,320,000	5,358,158
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
4.40% 2/12/52	4,570,000	$ 3,565,052
4.75% 3/8/44	6,230,000	5,282,975
		14,206,185
Panama—0.20%
Panama Government International Bonds
4.30% 4/29/53	1,540,000	1,127,146
4.50% 5/15/47	880,000	688,613
4.50% 4/1/56	1,050,000	779,632
6.70% 1/26/36	1,230,000	1,299,536
		3,894,927
Peru—0.09%
Peruvian Government International Bonds
3.55% 3/10/51	650,000	475,084
3.60% 1/15/72	1,820,000	1,211,973
		1,687,057
Uruguay—0.34%
Uruguay Government International Bonds
4.38% 1/23/31	520,000	516,385
5.10% 6/18/50	4,130,000	4,131,182
5.75% 10/28/34	1,890,000	2,067,590
		6,715,157
Total Sovereign Bonds (Cost $55,267,393)		44,807,446
U.S. TREASURY OBLIGATIONS–9.32%
U.S. Treasury Bonds
1.25% 5/15/50	35,540,000	20,660,401
1.38% 8/15/50	32,090,000	19,270,296
1.63% 11/15/50	16,730,000	10,728,766
1.88% 2/15/51	35,840,000	24,479,000
1.88% 11/15/51	3,816,000	2,598,458
2.00% 2/15/50	8,100,000	5,740,875
2.00% 8/15/51	2,460,000	1,730,360
2.25% 2/15/52	39,454,000	29,420,971
2.38% 5/15/51	20,040,000	15,388,528
3.25% 5/15/42	150,000	138,381
3.38% 11/15/48	3,920,000	3,666,731
4.00% 11/15/42	4,130,000	4,242,284
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	22,812,925	22,753,219
U.S. Treasury Notes
0.25% 11/15/23	200,000	194,508
3.25% 6/30/27	18,090,000	17,777,665
3.50% 2/15/33	4,150,000	4,156,484
4.00% 2/29/28	60,000	61,083
4.63% 3/15/26	410,000	419,353
Total U.S. Treasury Obligations (Cost $234,423,016)		183,427,363

LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.03%
Centrally Cleared–0.03%
Put Options–0.03%
3 Month SOFR Strike price $96.00, expiration date 12/15/23, notional amount $190,080,000	792	$ 405,900
3 Month SOFR Strike price $95.87, expiration date 12/15/23, notional amount $80,774,688	337	145,331
		551,231
Total Options Purchased (Cost $1,032,171)		551,231

	Number of Shares
MONEY MARKET FUND–5.02%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	98,918,481	98,918,481
Total Money Market Fund (Cost $98,918,481)		98,918,481

	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS—4.10%
Agency Obligations–0.39%
Federal Home Loan Bank Discount Notes
4.83% 5/4/23	1,700,000	$ 1,692,645
4.91% 5/26/23	6,030,000	5,985,936
		7,678,581
U.S. Treasury Obligations–3.71%
≠U.S. Treasury Bills
4.53% 4/11/23	15,000,000	14,981,667
4.57% 4/18/23	27,770,000	27,711,776
4.69% 5/25/23	11,520,000	11,441,894
4.72% 6/1/23	5,590,000	5,548,430
4.75% 5/2/23	6,660,000	6,633,304
4.67% 4/4/23	6,650,000	6,647,456
		72,964,527
Total Short-Term Investments (Cost $80,641,580)		80,643,108

TOTAL INVESTMENTS–110.76% (Cost $2,390,740,374)	2,179,498,647

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN –(0.02)%
Centrally Cleared–(0.02)%
Put Options Written–(0.02)%
3 Month SOFR Strike price $95.38, expiration date 12/15/23, notional amount $377,685,000	(1,584)	(336,600)
3 Month SOFR Strike price $95.25, expiration date 12/15/23, notional amount $160,496,250	(674)	(122,163)
		(458,763)
Total Options Written (Premium received $(929,383))		(458,763)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(10.74%)	(211,352,434)
NET ASSETS APPLICABLE TO 229,814,607 SHARES OUTSTANDING–100.00%	$1,967,687,450

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
+ Rate is less than 0.01%.
LVIP Western Asset Core Bond Fund–23

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2023.
Δ Securities have been classified by country of origin.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $1,933,817, which represented 0.10% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Lukoil Capital DAC	10/19/2021	$2,670,000	$1,933,817
Total		$2,670,000	$1,933,817

The following futures contracts and swap contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
(377)	3 Month SOFR	$(89,655,312)	$(89,656,283)	9/19/23	$971	$—
(1,654)	3 Month SOFR	(395,719,500)	(395,660,306)	3/19/24	—	(59,194)
195	3 Month SOFR	47,319,188	46,991,532	3/17/26	327,656	—
(1,222)	3 MONTH SOFR	(295,953,125)	(294,018,796)	3/18/25	—	(1,934,329)
3,197	U.S. Treasury 10 yr Notes	367,405,234	359,283,735	6/21/23	8,121,499	—
(44)	U.S. Treasury 10 yr Ultra Notes	(5,330,188)	(5,149,780)	6/21/23	—	(180,408)
(972)	U.S. Treasury 2 yr Notes	(200,672,438)	(198,471,105)	6/30/23	—	(2,201,333)
(1,550)	U.S. Treasury 5 yr Notes	(169,737,110)	(168,638,605)	6/30/23	—	(1,098,505)
81	U.S. Treasury Long Bonds	10,623,656	10,151,976	6/21/23	471,680	—
707	U.S. Treasury Ultra Bonds	99,775,375	99,181,656	6/21/23	593,719	—
Total Futures Contracts					$9,515,525	$(5,473,769)
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.39- Quarterly[3]	283,336,000	(1.00%)	6/20/28	$3,333,232	$2,283,483	$1,049,749	$—
LVIP Western Asset Core Bond Fund–24

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
10 yr IRS-(Annual)	12,008,000	2.00%	(4.87%)[4]	3/18/32	$1,122,303	$69,901	$1,052,402	$—
25 yr IRS-(Annual)	11,385,000	2.60%	(4.87%)[4]	2/15/48	902,812	765,974	136,839	—
25 yr IRS-(Annual)	20,670,000	1.63%	(4.87%)[4]	5/15/47	5,235,970	855,390	4,380,580	—
26 yr IRS-(Annual)	15,181,000	1.73%	(4.87%)[4]	2/15/47	3,450,714	178,476	3,272,238	—
26 yr IRS-(Annual)	12,385,000	1.52%	(4.87%)[4]	2/15/47	3,252,027	(114,811)	3,366,839	—
7 yr IRS-(Annual)	13,114,000	2.85%	(4.87%)[4]	2/15/29	340,348	46,181	294,167	—
7 yr IRS-(Annual)	23,102,000	1.13%	(4.87%)[4]	8/15/28	2,862,718	80,767	2,781,952	—
7 yr IRS-(Annual)	18,512,000	1.22%	(4.87%)[4]	8/15/28	2,196,180	(946)	2,197,126	—
7 yr IRS-(Annual)	43,390,000	3.85%	(4.87%)[4]	6/30/29	(998,272)	30,352	—	(1,028,624)
2 yr IRS-(Annual)	60,698,000	(3.50%)	4.87%[4]	9/30/24	(914,903)	25,989	—	(940,892)
2 yr IRS-(Annual)	51,925,000	(2.77%)	4.87%[4]	10/14/24	(1,549,926)	(220,377)	—	(1,329,550)
25 yr IRS-(Annual)	7,813,000	2.62%	(4.87%)[4]	2/15/48	592,152	8,588	583,563	—
25 yr IRS-(Annual)	10,935,000	2.51%	(4.87%)[4]	2/15/48	1,037,215	69,974	967,241	—
25 yr IRS-(Annual)	6,978,000	3.15%	(4.87%)[4]	5/15/48	(131,908)	(2,231,534)	2,099,626	—
30 yr IRS-(Annual)	8,030,000	2.50%	(4.87%)[4]	4/21/52	745,004	7,247	737,757	—
5 yr IRS-(Annual)	21,535,000	2.60%	(4.87%)[4]	10/14/27	876,873	315,501	561,372	—
7 yr IRS-(Annual)	47,094,000	3.27%	(4.87%)[4]	4/30/29	694,243	(269,629)	963,872	—
7 yr IRS-(Annual)	36,013,000	(3.25%)	1.00%[4]	12/31/29	155,660	(227,595)	383,255	—
7 yr IRS-(Annual)	26,239,000	(3.40%)	1.00%[4]	12/31/29	340,293	55,545	284,747	—
25 yr IRS-(Annual)	20,553,000	3.25%	(4.87%)[4]	9/30/29	14,391	8,742	5,649	—
Total IRS Contracts						$(546,265)	$24,069,225	$(3,299,066)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Rate resets based on SOFR01M-Secured Overnight Financing Rate.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
GNMA–Government National Mortgage Association
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
LVIP Western Asset Core Bond Fund–25

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
USD–United States Dollar
See accompanying notes.
LVIP Western Asset Core Bond Fund–26

LVIP Western Asset Core Bond Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Western Asset Core Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
 Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
 Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts and options on futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Western Asset Core Bond Fund–27

LVIP Western Asset Core Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$35,275,176	$—	$35,275,176
Agency Commercial Mortgage-Backed Securities	—	15,426,706	—	15,426,706
Agency Mortgage-Backed Securities	—	619,514,100	—	619,514,100
Corporate Bonds	—	750,010,055	—	750,010,055
Non-Agency Asset-Backed Securities	—	162,167,733	—	162,167,733
Non-Agency Collateralized Mortgage Obligations	—	90,675,111	—	90,675,111
Non-Agency Commercial Mortgage-Backed Securities	—	94,973,713	—	94,973,713
Regional Bonds	—	3,108,424	—	3,108,424
Sovereign Bonds	—	44,807,446	—	44,807,446
U.S. Treasury Obligations	—	183,427,363	—	183,427,363
Options Purchased	551,231	—	—	551,231
Money Market Fund	98,918,481	—	—	98,918,481
Short-Term Investments	—	80,643,108	—	80,643,108
Total Investments	$99,469,712	$2,080,028,935	$—	$2,179,498,647
Derivatives:

Assets:
Futures Contracts	$9,515,525	$—	$—	$9,515,525
Swap Contracts	$—	$25,118,974	$—	$25,118,974
Liabilities:
Futures Contracts	$(5,473,769)	$—	$—	$(5,473,769)
Swap Contracts	$—	$(3,299,066)	$—	$(3,299,066)
Options Written	$(458,763)	$—	$—	$(458,763)
There were no Level 3 investments at the end of the period.
LVIP Western Asset Core Bond Fund–28